OCTOBER 31, 2000

ANNUAL REPORT

U.S. TREASURY
INCOME FUND

U.S. GOVERNMENT
SECURITIES FUND

BOND FUND

SHORT-TERM
BOND FUND

STRATEGIC
INCOME FUND




[Chase Logo]

THE RIGHT RELATIONSHIP IS EVERYTHING. [RegTM]

[End Chase Logo]

-----------------------------------------------------------------------------
Contents

Chairman's Letter                                                           1
-----------------------------------------------------------------------------
Chase Vista U.S. Treasury Income Fund                                       2
  Fund Commentary
-----------------------------------------------------------------------------
Chase Vista U.S. Government Securities Fund                                 4
  Fund Commentary
-----------------------------------------------------------------------------
Chase Vista Bond Fund                                                       6
  Fund Commentary
-----------------------------------------------------------------------------
Chase Vista Short-Term Bond Fund                                            8
     Fund Commentary
-----------------------------------------------------------------------------
Chase Vista Strategic Income Fund                                          10
Fund Commentary
-----------------------------------------------------------------------------
Portfolios of Investments                                                  13
-----------------------------------------------------------------------------
Financial Statements                                                       31
-----------------------------------------------------------------------------
Notes to Financial Statements                                              37
-----------------------------------------------------------------------------
Financial Highlights                                                       50
-----------------------------------------------------------------------------


Highlights

o After historically rapid growth in the first half of the reporting period, the economy began to cool as the Fed's six interest rate increases since June, 1999 began to take effect.

o The announcement and implementation of a Treasury buyback program led to an inversion in the yield curve for a significant portion of the reporting period.

o Technical factors led corporate securities to underperform in the first half of the year and the sector was later hit by fundamental credit concerns as the U.S. economy slowed.

-------------------------------------------------------------------------------
            NOT FDIC INSURED  |   May lose value / No bank guarantee
     Chase Vista Funds are distributed by Vista Fund Distributors, Inc.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CHASE VISTA FIXED INCOME FUNDS
--------------------------------------------------------------------------------

Chairman's Letter
                                                                December 1, 2000
Dear Shareholder:

We are pleased to present this annual report for the Chase Vista Fixed Income Funds for the year ended October 31, 2000. Inside, you will find information on the performance of each Fund along with a report from the portfolio management team.

After Extended Burst of Growth, U.S. Economy Appears to Slow

For the majority of the reporting year, the U.S. economy continued to expand at a rapid pace, with GDP growth soaring well in excess of the 3.5% that many analysts consider to be the Federal Reserve Board's non-inflationary trend rate. In fact, the economy experienced annual GDP growth rates of 7.3%, 5.4% and 5.6% in the fourth quarter of 1999 and the first two quarters of 2000, respectively.

In response to the inflationary pressures created by this impressive growth, the Fed continued its policy of short-term interest rate increases, presenting a challenging backdrop for the fixed income markets. The exception was the U.S. Treasury market, which benefited from the February announcement and subsequent implementation of a plan by the U.S. Treasury Department to use the Federal budget surplus to reduce the supply of longer-dated Treasury bonds through a buy back program.

In June 2000, shifting economic data began to show a slowing economy. As evidence of a slowdown mounted, punctuated by a much-slower annual GDP growth rate of 2.4% in the third quarter, investors decided that the six Fed rate increases over the prior 12 months had begun to take effect.

Corporate Bonds Struggle in Shifting Environment

Historically during periods of rising short-term interest rates, non-Treasury sectors tend to perform relatively better as their higher yields offset the negative price effect of higher interest rates. This was not the case during the reporting year as the Treasury's buy back program and the subsequent inversion of the yield curve created technical challenges for corporates and, to a lesser degree, mortgage-backed securities. Just as the market had adjusted somewhat to the buy back program, corporate bonds in particular suffered from the tighter overall credit environment that arrived as the Nasdaq began a sustained fall from its March highs. A further challenge for corporate bonds came as investors began to fear the slowing economy could lead to tighter credit markets and a more difficult period for corporate performance.

In light of the difficult and changing market conditions, your portfolio managers did an excellent job, maintaining good performance and competitive current yields. The portfolio management team and all of us at Chase thank you for your continued investment and look forward to serving your investment needs for many years to come.

Sincerely yours,

/s/ Fergus Reid

Fergus Reid
Chairman

--------------------------------------------------------------------------------
CHASE VISTA U.S. TREASURY INCOME FUND
As of October 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

How the Fund Performed

Chase Vista U.S. Treasury Income Fund, which seeks to provide income through a portfolio of high-quality U.S. Treasury Bonds, had a total return of 7.63% (Class A shares, without sales charges) for the year ended October 31, 2000. This compares to a same return of 7.63% for its Lehman U.S. Treasury Bond Index benchmark.

How the Fund Was Managed

As the reporting period began, the Fund was well positioned for the rising-interest rate environment as the management team allowed portfolio duration (and hence, its sensitivity to changes in interest rates) to shorten to below that of its peer group before making a strategic reduction in December. Additionally, the Fund's exposure to 20-year Treasuries was positive as the fundamentals of a strong economy favored these issues over longer-dated Treasuries and the yield curve flattened slightly.

But technical factors overtook fundamentals in February 2000 with the U.S. Treasury Department's announcement that it would begin a program to buy back longer-dated Treasury bonds. This led to a tremendous increase in demand for 30-year Treasuries, which would typically underperform with an aggressively tightening Federal Reserve Board, and an inversion in the yield curve. The Fund was fairly well positioned for this situation with a longer-than benchmark duration, and while the Fund did hold some mortgage-backed securities, this exposure was exclusively in GNMAs, which outperformed conventional mortgage-backed issues dramatically over concerns about the latter's government guarantee.

Because of the historically high spreads between yields on mortgage-backed securities and Treasuries, the management team maintained its exposure to mortgages in the "spread sectors" into May and June, and this helped performance as longer-dated GNMAs outperformed. The Fund's yield curve strategy was also a contributor to good performance. The Fund had a barbell yield curve strategy, which focused on the short and long ends of the yield curve and avoided the middle, and this strategy was reversed in August to a more neutral stance when the Fed did not raise rates.

Looking Ahead

In the management team's view, the Federal Reserve Board is likely to retain an unchanged monetary policy for the remainder of 2000. However, the team expects a change in the Fed's risk propensity, which has been weighted toward heightened inflation pressures, in light of slackening economic growth, declining equity values, developing weakness abroad, a strong dollar and still-subdued inflation outside the energy sector. Indeed, should economic growth continue on its currently more moderate non-inflationary path, labor markets would become less taut and inflation pressures would soon subside, which would pave the way for a Fed easing move as early as 2001.

--------------------------------------------------------------------------------
CHASE VISTA U.S. TREASURY INCOME FUND
As of October 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

Average Annual Total Returns

                          1 Year       5 Years     10 Years
-----------------------------------------------------------
 Class A Shares
  Without Sales Charge     7.63%        5.25%         6.96%
  With Sales Charge*       2.81%        4.28%         6.46%
-----------------------------------------------------------
 Class B Shares
  Without CDSC             6.49%        4.36%         6.37%
  With CDSC**              1.49%        4.04%         6.37%
-----------------------------------------------------------

10-Year Performance (10/31/90 to 10/31/00)

[START LINE CHART]


                 Chase Vista U.S.      Lehman U.S. Treasury      Lipper General U.S.
               Treasury Income Fund         Bond Index          Government Funds Index
10/31/1990           9,550.00                10,000.00                 10,000.00
10/31/1991          10,896.05                11,453.33                 11,460.97
10/31/1992          11,919.65                12,643.26                 12,457.69
10/31/1993          13,393.21                14,304.69                 13,792.45
10/31/1994          12,645.17                13,667.75                 13,004.84
10/31/1995          14,489.21                15,769.17                 14,852.14
10/31/1996          15,004.98                16,568.25                 15,490.30
10/31/1997          16,106.90                17,995.21                 16,791.45
10/31/1998          17,812.68                20,078.15                 18,268.38
10/31/1999          17,379.13                19,783.80                 18,006.37
10/31/2000             18,700                   21,410                    19,235

[END LINE CHART]

Source: Lipper Analytical Services, Inc. Past performance is not indicative of the future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

* Sales charge for Class A Shares is 4.50%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, a 2% CDSC for the five year period and 0% CDSC for the ten year period.

The Fund commenced operations on 9/8/87. Class B Shares were introduced on 11/4/93. Investors should note that the information presented for Class B Shares prior to their introduction is based on historical expenses of the predecessor Class A Shares, which are lower than the actual expenses of the Class B Shares.

The mountain chart illustrates comparative performance for $10,000 invested in Class A shares of Chase Vista U.S. Treasury Income Fund, the Lipper General U.S. Government Funds Index and the Lehman U.S. Treasury Bond Index from October 31, 1990 to October 31, 2000. The performance of the Fund assumes the reinvestment of all dividends and capital gains and includes a 4.50% sales charge. The performance of the indices do not include a sales charge and have been adjusted to reflect reinvestment of all dividends and capital gains on the securities included in the benchmark.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Lipper General U.S. Government Funds Index represents the performance of the 30 largest funds that invest in U.S. Government Securities. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Lehman U.S. Treasury Bond Index is a replica (or model) of the U.S. government treasury securities market. This index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest directly in the index.

--------------------------------------------------------------------------------
CHASE VISTA U.S. GOVERNMENT SECURITIES FUND
As of October 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

How the Fund Performed

Chase Vista U.S. Government Securities Fund, which seeks income by investing in securities backed by the U.S. government and respective agencies, had a total return of 7.09% (Class A shares, without sales charges) for the year ended October 31, 2000. This compares to a return of 8.04% for its industry benchmark, the Lehman U.S. Government Bond Index.

How the Fund Was Managed

As the reporting period began, the Fund was well positioned for the rising-interest rate environment as the management team allowed portfolio duration (and hence, its sensitivity to changes in interest rates) to shorten to below that of its peer group before making a strategic reduction in December. Additionally, the Fund's exposure to mortgage-backed securities was increased to 50%, and these holdings outperformed significantly in late 1999 as new mortgage issuance fell. Finally, the Fund's emphasis on 20-year Treasuries was positive as the fundamentals of a strong economy favored these issues over longer-dated Treasuries.

But technical factors overtook fundamentals in February 2000 with the U.S. Treasury Department's announcement that it would begin a program to buy back longer-dated Treasury bonds. This led to a tremendous increase in demand for 30-year Treasuries, which would typically underperform with an aggressively tightening Federal Reserve Board, and an inversion in the yield curve. The Fund was fairly well positioned for this situation with a longer-than-benchmark duration, and while the Fund was subsequently underexposed to Treasuries, this was offset by the fact that the Treasuries in the portfolio were primarily at the long end of the yield curve.

Because of the historically high spreads between yields on mortgage-backed and agency securities and Treasuries, the management team maintained its exposure to mortgage-backed securities into the spring and early summer. The Fund's yield curve strategy was a major contributor to good performance, as was the fact that the management team hedged its exposure to the short end of the yield curve. In effect, the Fund had a barbell yield curve strategy, which focused on the short and long ends of the yield curve and avoided the middle. This strategy was reversed in August to a more neutral stance when the Fed did not raise rates.

Also, the Fund was helped late in the reporting year by an overweight position in government agency securities, which outperformed as previous concerns about the status of the government guarantee on these securities diminished.

Looking Ahead

In the management team's view, the Federal Reserve Board is likely to retain an unchanged monetary policy for the remainder of 2000. However, the team expects a change in the Fed's risk propensity, which has been weighted toward heightened inflation pressures, in light of slackening economic growth, declining equity values, developing weakness abroad, a strong dollar and still-subdued inflation outside the energy sector. Indeed, should economic growth continue on its currently more moderate non-inflationary path, labor markets would become less taut and inflation pressures would soon subside, which would pave the way for a Fed easing move as early as 2001.

--------------------------------------------------------------------------------
CHASE VISTA U.S. GOVERNMENT SECURITIES FUND
As of October 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

Average Annual Total Returns


                                                          Since
                                                      Inception
                           1 Year       5 Years       (2/19/93)
---------------------------------------------------------------
 Class A Shares
  Without Sales Charge     7.09%        5.14%             5.37%
  With Sales Charge*       2.23%        4.18%             4.74%
---------------------------------------------------------------
 Class I Shares            7.30%        5.33%             5.49%
---------------------------------------------------------------

Life of Fund Performance (2/19/93 to 10/31/00)

[START LINE CHART]


                 Chase Vista U.S.          Lehman U.S. Government         Lipper U.S. General
            Government Securities Fund           Bond Index             Government Funds Index
01/31/93            10,000.00                     10,000.00                    10,000.00
10/31/93            10,714.19                     10,912.75                    10,716.91
10/31/94            10,185.00                     10,423.70                    10,104.92
10/31/95            11,638.58                     12,027.58                    11,540.30
10/31/96            12,098.42                     12,642.09                    12,036.16
10/31/97            13,038.86                     13,735.25                    13,047.17
10/31/98            14,334.54                     15,286.26                    14,194.76
10/31/99            14,052.70                     15,316.58                    13,991.17
10/31/00               15,089                        16,547                       14,946

[END LINE CHART]


Source: Lipper Analytical Services, Inc. Past performance is not indicative of the future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

* Sales charge on Class A Shares is 4.50%.

The Fund commenced operations on 2/19/93. Class A Shares were introduced on 5/6/96. Investors should note that the information presented for Class A Shares prior to their introduction is based on historical expenses of the predecessor Class I Shares, which are lower than the actual expenses of the Class A Shares.

The mountain chart illustrates comparative performance for $10,000 invested in Class I Shares of Chase Vista U.S. Government Securities Fund, the Lipper General U.S. Government Funds Index, and the Lehman U.S. Government Bond Index from February 19, 1993 to October 31, 2000. The performance of the Fund assumes the reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices do not include a sales charge and have been adjusted to reflect reinvestment of all dividends and capital gains on the securities included in the benchmark. The performance of the benchmarks reflect an initial investment at the end of the month preceding the Fund's commencement of operations.

Class I shares have a $1,000,000 minimum initial deposit and carry no sales charge.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Lipper General U.S. Government Funds Index represents the performance of the 30 largest funds that invest in U.S. Government Securities. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Lehman U.S. Government Bond Index is composed of the U.S. Treasury Bond Index and the Agency Bond Index and includes U.S. Treasury and agency bond issues. The index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest directly in an index.

--------------------------------------------------------------------------------
CHASE VISTA BOND FUND
As of October 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

How the Fund Performed

Chase Vista Bond Fund, which seeks to provide a high level of current income through a portfolio of investment-grade Treasury, corporate and mortgage-backed securities, had a total return of 5.73% (Class A shares, without sales charges) for the year ended October 31, 2000. This compares to a total return of 7.30% for the Lehman Aggregate Bond Index.

How the Fund Was Managed

As the reporting period began, the Fund was well positioned for the rising-interest rate environment as the management team allowed portfolio duration (and hence, its sensitivity to changes in interest rates) to shorten to below that of its peer group before making a strategic reduction in December. Additionally, the Fund's exposure to corporate bonds and 20-year Treasuries was positive as the fundamentals of a strong economy favored these issues over longer-dated Treasuries.

But technical factors overtook fundamentals in February 2000 with the U.S. Treasury Department's announcement that it would begin a program to buy back longer-dated Treasury bonds. This led to a tremendous increase in demand for 30-year Treasuries, which would typically underperform with an aggressively tightening Federal Reserve Board, and an inversion in the yield curve. As this occurred, the Fund's short-to-neutral duration and underweighting of Treasuries led to a short period of underperformance. However, the negative effects were mitigated by the Fund's yield curve strategy and hedged exposure to the short end of the yield curve.

The Fund's barbell yield curve strategy, which focused on the short and long ends of the yield curve and avoided the middle, was a strong positive performance factor throughout much of the spring and summer months. The management team reversed this strategy in August, taking a more neutral stance by purchasing more securities in the belly of the curve. The resulting extension of duration proved positive as interest rates declined over the remainder of the reporting period, especially in the middle of the curve.

Looking Ahead

While valuations in the corporate bond sector were fairly attractive as the year ended, the Fund was focused on higher-quality non-cyclical credits given the tougher economic backdrop. In the management team's view, the Federal Reserve Board is likely to retain an unchanged monetary policy for the remainder of 2000. However, the team expects a change in the Fed's risk propensity, which has been weighted toward heightened inflation pressures, in light of slackening economic growth, declining equity values, developing weakness abroad, a strong dollar and still-subdued inflation outside the energy sector. Indeed, should economic growth continue on its currently more moderate non-inflationary path, labor markets would become less taut and inflation pressures would soon subside, which would pave the way for a Fed easing move as early as 2001.

--------------------------------------------------------------------------------
CHASE VISTA BOND FUND
As of October 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

Average Annual Total Returns

                                                          Since
                                                      Inception
                          1 Year       5 Years       (11/30/90)
---------------------------------------------------------------
 Class A Shares
  Without Sales Charge     5.73%        5.39%              7.24%
  With Sales Charge*       0.97%        4.44%              6.74%
---------------------------------------------------------------
 Class B Shares
  Without CDSC             5.04%        4.80%              6.93%
  With CDSC**              0.07%        4.49%              6.93%
---------------------------------------------------------------
 Class I Shares            6.07%        5.73%              7.41%
----------------------------------------------------------------

Life of Fund Performance (11/30/90 to 10/31/00)

[START LINE CHART]

                Chase Vista   Lehman Aggregate    Lipper Corporate Debt
                 Bond Fund       Bond Index        A-Rated Funds Index
11/30/90         10,000.00       10,000.00              10,000.00
10/31/91         11,160.74       11,336.90              11,402.49
10/31/92         12,315.14       12,452.81              12,611.24
10/31/93         13,870.87       13,977.53              14,477.19
10/31/94         13,273.76       13,463.82              13,559.95
10/31/95         15,374.65       15,571.31              15,833.66
10/31/96         16,139.30       16,479.51              16,657.89
10/31/97         17,742.36       17,947.09              18,140.80
10/31/98         19,235.81       19,620.36              19.488.92
10/31/99         19,155.64       19,721.71              19,436.09
10/31/00            20,319          21,161                 20,624

[END LINE CHART]

Source: Lipper Analytical Services, Inc. Past performance is not indicative of the future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

* Sales charge on Class A Shares is 4.50%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, a 2% CDSC for the five year period and 0% CDSC for the period since inception.

The Fund commenced operations on 11/30/90. Class A and B Shares were introduced on 5/6/96. Investors should note that the information presented for Class A and B Shares prior to their introduction is based on historical expenses of the predecessor Class I Shares, which are lower than the actual expenses of the Class A and B Shares.

The mountain chart illustrates comparative performance for $10,000 invested in Class I Shares of Chase Vista Bond Fund, the Lipper Corporate Debt A-Rated Funds Index and the Lehman Aggregate Bond Index from November 30, 1990 to October 31, 2000. The performance of the Fund assumes the reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices do not include a sales charge and have been adjusted to reflect reinvestment of all dividends and capital gains on the securities included in the benchmark.

Class I shares have a $1,000,000 minimum initial deposit and carry no sales charge.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Lipper Corporate Debt A-Rated Funds Index represents the performance of the 30 largest corporate debt A-rated or better funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Lehman Aggregate Bond Index is composed of the Lehman Government/ Credit Index and the Mortgage-Backed Securities Index and includes U.S. treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The index is unmanaged and reflects reinvestment of dividends. An individual cannot invest in the index.

--------------------------------------------------------------------------------
CHASE VISTA SHORT-TERM BOND FUND
As of October 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

How the Fund Performed

Chase Vista Short-Term Bond Fund, which seeks current income by investing in a portfolio of short-term investment grade fixed income securities, had a total return of 5.27% (Class A shares, without sales charges) for the year ended October 31, 2000. This compares to a return of 6.13% for its industry benchmark, the Lehman 1-3 Year Government Bond Index.

How the Fund Was Managed

Early in the reporting year, the management team took several steps to improve the Fund's yield and total return profile over a one-year interval. First, given relative narrow quality spreads, the team sold of a portion of the portfolio's lower-rated investment grade corporate securities and traded into higher-rated investment grade corporates. Second, it sold off lower-yielding agency securities and traded into higher-yielding, higher-quality corporates. Finally, it sold off asset-backed securities and traded into corporate securities with better total return potential.

In early 2000, the effects of the Treasury buy back program had a negative impact on corporate and agency securities relative to Treasuries, and this caused the Fund to underperform. However, maintaining its discipline, the Fund took advantage of the subsequent rise in yield spreads between government agency and Treasury securities (which were at several-year highs) to add to its agency security positions. While the focus on non-Treasury securities was negative in the late spring months, it helped subsequently, as did an adjustment to a more neutral duration.

In the late summer, the management team shifted additional assets into the asset-backed sector given the belief that historically high spreads offered the opportunity to add value over the next year. After a rally in the 2-year portion of the yield curve, the management team ended the reporting period neutral to slightly long its benchmark and maintained an overweight position in high-quality non-Treasury instruments.

Looking Ahead

In the management team's view, the Federal Reserve Board is likely to retain an unchanged monetary policy for the remainder of 2000. However, the team expects a change in the Fed's risk propensity, which has been weighted toward heightened inflation pressures, in light of slackening economic growth, declining equity values, developing weakness abroad, a strong dollar and still-subdued inflation outside the energy sector. Indeed, should economic growth continue on its currently more moderate non-inflationary path, labor markets would become less taut and inflation pressures would soon subside, which would pave the way for a Fed easing move as early as 2001.

CHASE VISTA SHORT-TERM BOND FUND
As of October 31, 2000 (Unaudited)

Average Annual Total Returns

                                                 Since Inception
                          1 Year      5 Years         (11/30/90)
 Class A Shares
  Without Sales Charge     5.27%        5.03%              5.41%
  With Sales Charge*       3.70%        4.72%              5.25%
 Class I Shares            5.56%        5.37%              5.59%
 Class M Shares
  Without Sales Charge     5.04%        4.98%              5.39%
  With Sales Charge**      3.47%        4.67%              5.23%

Life of Fund Performance (11/30/90 to 10/31/00)

[START LINE CHART]

              Chase Vista Short-       Lehman 1-3 Year       Lipper Short-Term Investment
                Term Bond Fund      Government Bond Index       Grade Debt Funds Index
11/30/90           10,000.00              10,000.00                     10,000.00
10/31/91           10,783.45              11,016.74                     11,131.49
10/31/92           11,468.95              11,912.09                     12,206.69
10/31/93           12,012.17              12,599.91                     13,144.07
10/31/94           12,297.10              12,745.62                     13,048.05
10/31/95           13,205.12              13,871.57                     14,437.33
10/31/96           14,010.48              14,700.69                     15,249.46
10/31/97           14,882.18              15,652.71                     16,286.45
10/31/98           15,781.25              16,850.35                     17,488.64
10/31/99           16,328.08              17,350.94                     17,780.13
10/31/00              17,143                 18,415                        18,736

[END LINE CHART]

Source: Lipper Analytical Services, Inc. Past performance is not indicative of the future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

* Sales charge on Class A shares is 1.50%.
** Sales charge on Class M shares is 1.50%.

The Fund commenced operations on 11/30/90. Class A Shares and Class M Shares were introduced on 5/6/96 and 7/1/99, respectively. Investors should note that the information presented for Class A Shares prior to their introduction is based on historical expenses of the predecessor Class I Shares, which are lower than the actual expenses of the A Shares. The information presented for Class M Shares prior to their introduction is based on historical expenses of the predecessor Class A Shares, which are lower than the actual expenses of the M Shares.

The mountain chart illustrates comparative performance for $10,000 invested in Class I Shares of Chase Vista Short-Term Bond Fund, the Lipper Short-Term Investment Grade Debt Funds Index and the Lehman 1-3 year U.S. Government Bond Index from November 30, 1990 to October 31, 2000. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices do not include a sales charge and have been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark.

Class I Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Lipper Short-Term Investment Grade Debt Funds Index represents the performance of the 30 largest short-term investment grade debt funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Lehman 1-3 Year U.S. Government Bond Index is composed of bonds covered by the U.S. Government Bond Index with maturities of one to three years. The index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest directly in the index.

-------------------------------------------------------------------------------
CHASE VISTA STRATEGIC INCOME FUND
As of October 31, 2000 (Unaudited)
-------------------------------------------------------------------------------

How the Fund Performed

Chase Vista Strategic Income Fund had a total return of 2.59% (Class A shares, without sales charges) for the year ended October 31, 2000. This compares to a return of 7.30% for the Lehman Aggregate Bond Index.

How the Fund Was Managed

The last two months of 1999 were dominated by several trends, including modestly negative performance from U.S. investment grade bonds, recovery in U.S. high yield bonds and blistering performance by emerging market bonds. As such, the Fund's performance was held back by a modestly overweight position in U.S. investment grade bonds, but this was more than counterbalanced by its position in emerging market bonds.

Early in 2000, the Fund benefited from a substantial overweight position in emerging market bonds as yield spreads tightened by 3% in the first calendar quarter of the year. However, the Fund's slightly overweight position in U.S. high yield bonds and preference for U.S. investment grade over foreign investment grade bonds did not help performance as the U.S. Treasury's buyback program caused distortions through U.S. fixed income markets.

Moving into the spring and summer months, the Fund was underweight in non-U.S. investment grade bonds and overweight in emerging market issues, and the Nasdaq-related rally in emerging markets helped performance substantially in late June. A rally in the U.S. spread sectors was positive for performance in the late summer as U.S. corporate bonds, which had underperformed Treasuries for most of the year, began to outperform.

The major positive performance factor for the year was exposure to emerging market bonds. However, as the reporting year ended, these issues were under pressure given volatility in U.S. equity markets, higher oil prices and global political volatility.

Looking Ahead

Emerging market issues remain sensitive to the U.S. equity markets, and the fall difficulties in the Nasdaq has made for tough sledding in emerging markets. However, given the strong yield advantage of these bonds, the management team is maintaining its exposure and focusing on countries with improving credit stories. In the U.S., the management team intends to continue holding more conservative, higher-rated and more liquid credits.

CHASE VISTA STRATEGIC INCOME FUND
As of October 31, 2000 (Unaudited)

Average Annual Total Returns

                                              Since
                                          Inception
                            1 Year       (11/30/98)
 Class A Shares
  Without Sales Charge       2.59%            3.03%
  With Sales Charge*        -2.01%            0.60%
 Class B Shares
  Without CDSC               2.17%            2.77%
  With CDSC**               -2.55%            0.91%
 Class C Shares
  Without CDSC               2.15%            2.75%
  With CDSC***               1.20%            2.75%
 Class I Shares              2.59%            3.07%
 Class M Shares
  Without Sales Charge       2.10%            2.73%
  With Sales Charge****     -1.00%            1.11%

Life of Fund Performance (11/30/98 to 10/31/00)


[START LINE CHART]

                Chase Vista         Lehman Aggregate       Lipper Multi-Sector
            Strategic Income Fund      Bond Index          Income Funds Average
10/30/98          9,550.00              10,000.00                 10,000.00
10/31/99          9,857.76               9,994.68                  9,931.26
10/31/00            10,115                 10,724                     9,913

[END LINE CHART]

Source: Lipper Analytical Services, Inc. Past performance is not indicative of the future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

* Sales charge on Class A Shares is 4.50%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period and 4% CDSC for the period since inception.

*** Assumes 1% CDSC for the one-year period and 0% CDSC for the period since inception.

**** Sales charge on Class M is 3.0%.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Fund commenced operations on 11/30/98. Class A, B, C and I Shares were introduced on 11/30/98. Class M Shares were introduced on 10/28/99. The information presented for Class M Shares prior to their introduction is based on historical expenses of the predecessor Class B Shares, which are different from the actual expenses of the M Shares. All outstanding Class I shares were redeemed effective November 5, 1999. The Fund continues to offer Class I shares for sale. The performance presented for Class I shares after November 5, 1999 is based on historical expenses of Class A shares which are different from the actual expenses of the I shares.

CHASE VISTA STRATEGIC INCOME FUND
As of October 31, 2000 (Unaudited)

The mountain chart illustrates comparative performance for $10,000 invested in Class A Shares of Chase Vista Strategic Income Fund, the Lipper Multi-Sector Income Funds Index and the Lehman Aggregate Bond Index from November 30, 1998 to October 31, 2000. The performance of the Fund assumes the reinvestment of all dividends and capital gains and includes a 4.50% sales charge. The performance of the indices do not include a sales charge and have been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark.

Class I Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

The Lipper Multi-Sector Income Funds Index represents the performance of the 30 largest multi-sector income funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Lehman Aggregate Bond Index is composed of the Lehman Government/ Credit Index and the Mortgage-Backed Securities Index and includes U.S. treasury Issues, agency issues, corporate bond issues and mortgage-backed securities. The index is unmanaged and reflects reinvestment of dividends. An individual cannot invest in the index.

--------------------------------------------------------------------------------
CHASE VISTA U.S. TREASURY INCOME FUND
Portfolio of Investments
--------------------------------------------------------------------------------

As of October 31, 2000
(Amounts in Thousands)

 Principal
   Amount       Issuer                                                Value
-------------------------------------------------------------------------------
Long-Term Investments -- 120.7%
-------------------------------------------------------------------------------
                U.S. Treasury Securities -- 93.4%
                ---------------------------------------------------------------
                U.S. Treasury Notes & Bonds,
      $1,000     5.63%, 05/15/08                                     $   986
       2,550     6.00%, 08/15/09                                       2,576
       1,900     6.25%, 02/28/02                                       1,901
       7,600     6.25%, 02/15/03                                       7,648
       6,500     6.38%, 08/15/27                                       6,850
       1,700     6.88%, 05/15/06                                       1,781
       8,000     7.50%, 02/15/05                                       8,489
       9,300     7.88%, 08/15/01 @                                     9,405
       8,700     8.50%, 02/15/20                                      11,146
       2,200     11.75%, 02/15/01                                      2,231
                ---------------------------------------------------------------
                Total U.S. Treasury Securities                        53,013
                (Cost $54,413)
                ---------------------------------------------------------------
                Residential Mortgage Backed Securities -- 27.3%
                ---------------------------------------------------------------
                Mortgage Backed Pass-Through Securities -- 27.3%
                Government National Mortgage Association,
       4,310     Pool 478716, 8.00%, 09/15/29                          4,382
       4,938     Pool 487526, 6.50%, 06/15/29                          4,766
       6,315     Pool 500265, 7.50%, 11/15/29                          6,337
                ---------------------------------------------------------------
                Total Residential Mortgage Backed Securities          15,485
                (Cost $15,468)
-------------------------------------------------------------------------------
                Total Investments -- 120.7%                          $68,498
                (Cost $69,881)
-------------------------------------------------------------------------------

                                                             Original     Notional       Unrealized
                                                             Notional     Value at      Appreciation/
 Number of                                  Expiration         Value      10/31/00     (Depreciation)
 Contracts     Description                     Date            (USD)       (USD)                (USD)
-----------------------------------------------------------------------------------------------------
Long Futures Outstanding
------------------------
     25         2 Year Treasury Notes     December, 2000      $ 4,998      $ 5,003           $ 5
     50         5 Year Treasury Notes     December, 2000        5,016        5,034            18
     110       10 Year Treasury Notes     December, 2000       10,960       11,077           117

Short Futures Outstanding
-------------------------
     60        U.S. Treasury Bonds        December, 2000        5,929        5,991           (62)

                       See notes to financial statements.

--------------------------------------------------------------------------------
CHASE VISTA U.S. GOVERNMENT SECURITIES FUND
Portfolio of Investments
--------------------------------------------------------------------------------

As of October 31, 2000
(Amounts in Thousands)

 Principal
   Amount       Issuer                                                     Value
--------------------------------------------------------------------------------
Long-Term Investments -- 95.9%
--------------------------------------------------------------------------------
                U.S. Treasury Securities -- 27.0%
                ---------------------------------
                U.S. Treasury Notes & Bonds,
      $1,800     6.13%, 08/15/29                                          $1,864
          10     6.38%, 03/31/01                                              10
       1,800     6.75%, 05/15/05                                           1,866
       7,500     8.13%, 08/15/19                                           9,267
                ----------------------------------------------------------------
                Total U.S. Treasury Securities                            13,007
                (Cost $12,223)
                ----------------------------------------------------------------
                U.S. Government Agency Securities -- 7.9%
                ----------------------------------------------------------------
                Federal National Mortgage Association,
         800     6.38%, 06/15/09                                             782
       2,000     6.50%, 08/15/04                                           1,999
       1,000     6.63%, 04/15/02                                           1,002
                ----------------------------------------------------------------
                Total U.S. Government Agency Securities                    3,783
                (Cost $3,751)
                ----------------------------------------------------------------
                Residential Mortgage Backed Securities -- 61.0%
                ----------------------------------------------------------------
                Collateralized Mortgage Obligations -- 6.7%
         954    Federal Home Loan Mortgage Corp., Ser. 2035, Class PH,
                6.15%, 08/15/18                                              942
         749    Federal National Mortgage Association, Ser. 1993-250,
                Class A, 6.15%, 09/25/16                                     740
                Government National Mortgage Association
         873     Ser. 1999-8, Class A, 6.25%, 06/16/25                       846
         700     Ser. 1999-10, Class PH, 5.75%, 06/20/20                     691
                                                                          ------
                                                                           3,219

                Mortgage Backed Pass-Through Securities -- 54.3%
                Federal Home Loan Mortgage Corp.,
       3,889     Gold Pool C35369, 7.00%, 01/01/30                         3,812
       2,733     Gold Pool G00738, 8.00%, 07/01/27                         2,771
                Federal National Mortgage Association,
       2,240     Pool 252875, 8.00%, 11/01/29                              2,268
       1,360     Pool 313720, 7.50%, 09/01/12                              1,370
       2,295     Pool 323788, 6.50%, 06/01/14                              2,248
       3,849     Pool 506654, 6.50%, 09/01/29                              3,699
                Government National Mortgage Association,
       4,291     Pool 434628, 8.00%, 12/15/29                              4,362
       2,446     Pool 473829, 6.50%, 01/15/29                              2,361
       1,305     Pool 509443, 9.00%, 12/15/29                              1,349
       1,897     Pool 512996, 7.50%, 07/15/29                              1,904
                                                                          ------
                                                                          26,144

                                                                          ------
                Total Residential Mortgage Backed Securities              29,363
                (Cost $29,326)
-------------------------------------------------------------------------------
                Total Long-Term Investments                               46,153
                (Cost $45,300)
-------------------------------------------------------------------------------

                       See notes to financial statements.

CHASE VISTA U.S. GOVERNMENT SECURITIES FUND
Portfolio of Investments (Continued)

As of October 31, 2000
(Amounts in Thousands)

Principal
 Amount      Issuer                                                   Value
--------------------------------------------------------------------------------
  Short-Term Investment -- 0.9%
--------------------------------------------------------------------------------
             Repurchase Agreement -- 0.9%
             -------------------------------------------------------------------
  $422       Greenwich Capital Markets, Inc., Tri Party, 6.55%,
              due 11/01/00, Dated 10/31/00, Proceeds $422,
              Secured by FHLMC, $445, 6.50%, due 09/15/23;
              Market Value $432)                                    $   422
             (Cost $422)
--------------------------------------------------------------------------------
             Total Investments -- 96.8%                             $46,575
             (Cost $45,722)
--------------------------------------------------------------------------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
CHASE VISTA BOND FUND
Portfolio of Investments
--------------------------------------------------------------------------------

As of October 31, 2000
(Amounts in Thousands)

Principal
  Amount
  (USD)           Issuer                                                       Value
-------------------------------------------------------------------------------------
Long-Term Investments -- 101.9%
-------------------------------------------------------------------------------------
                  U.S. Treasury Security -- 10.0%
                  -------------------------------
       $3,600     U.S. Treasury Notes, 8.13%, 08/15/19                        $4,448
                  (Cost $4,170)

                  U.S. Government Agency Securities -- 7.0%
                  ------------------------------------------------------------------
                  Federal Home Loan Bank,
        1,200      7.25%, 05/13/05                                             1,232
        1,300      7.63%, 05/15/07                                             1,370
          500     Federal National Mortgage Association, 7.25%, 01/15/10         518
                  ------------------------------------------------------------------
                  Total U.S. Government Agency Securities                      3,120
                  (Cost $3,018)
                  ------------------------------------------------------------------
                  Foreign Government Securities -- 4.0%
                  -------------------------------------
          140     Bancomext Trust Division (Mexico), 11.25%, 05/30/06            152
          650     Korea Development Bank (South Korea), 6.50%,
                   11/15/02                                                      632
          600     Quebec Province (Canada), 7.50%, 09/15/29                      608
          360     United Mexican States (Mexico), 9.88%, 02/01/10                374
                  ------------------------------------------------------------------
                  Total Foreign Government Securities                          1,766
                  (Cost $1,757)
                  ------------------------------------------------------------------
                  Corporate Notes & Bonds -- 32.3%
                  --------------------------------
                  Aerospace -- 0.7%
          300     Raytheon Co., #, 7.90%, 03/01/03                               305

                  Automotive -- 1.1%
          500     General Motors Acceptance Corp., 7.50%, 07/15/05               504

                  Banking -- 6.9%
          600     Bank of America Corp., 7.80%, 02/15/10                         608
          400     Bank One Corp., 7.88%, 08/01/10                                402
          600     J.P. Morgan & Co., Inc., MTN, 6.00%, 01/15/09                  549
          420     Keystone Financial Mid-Atlantic Funding Corp., MTN,
                   7.30%, 05/15/04                                               420
          500     Manufacturers & Traders Trust Co., 8.00%, 10/01/10             495
          600     MBNA America Bank, N.A., 7.75%, 09/15/05                       594
                                                                              ------
                                                                               3,068

                  Financial Services -- 2.5%
          500     CIT Group, Inc., 7.63%, 08/16/05                               499
          600     Heller Financial, Inc., 8.00%, 06/15/05                        609
                                                                              ------
                                                                               1,108

                  Insurance -- 2.7%
          900     Conseco, Inc., 8.50%, 10/15/02                                 702
          500     GE Global Insurance Holding Corp., 7.75%, 06/15/30             504
                                                                              ------
                                                                               1,206

                  Manufacturing -- 1.5%
          680     Louisiana-Pacific Corp., 8.88%, 08/15/10                       674

                  Multi-Media -- 3.0%
          500     Clear Channel Communications, Inc., 7.88%, 06/15/05            504
          800     Time Warner Entertainment Co. LP, 8.38%, 03/15/23              839
                                                                              ------
                                                                               1,343

                       See notes to financial statements.

CHASE VISTA BOND FUND
Portfolio of Investments (Continued)

As of October 31, 2000
(Amounts in Thousands)

Principal
  Amount
  (USD)           Issuer                                                       Value
------------------------------------------------------------------------------------------
Long-Term Investments -- Continued
------------------------------------------------------------------------------------------
                  Oil & Gas -- 6.6%
       $  600     PEMEX Finance Limited (Cayman Islands), 9.14%,
                       08/15/04                                               $  614
          600     Repsol International Finance BV (Netherlands),
                   7.45%, 07/15/05                                               603
                  Valero Energy Corp.,
          500      8.38%, 06/15/05                                               518
          500      8.75%, 06/15/30                                               526
          700     YPF Sociedad Anonima (Argentina), 7.25%, 03/15/03              684
                                                                              ------
                                                                               2,945
                  Packaging -- 0.7%
          330     Tenneco Packaging, Inc., 8.00%, 04/15/07                       316

                  Pipelines -- 2.2%
          500     Duke Energy Field Services LLC, 7.88%, 08/16/10                510
          500     El Paso Energy Corp., 6.75%, 05/15/09                          475
                                                                              ------
                                                                                 985
                  Telecommunications -- 2.2%
          500     U.S. West Capital Funding, Inc., 6.25%, 07/15/05               478
          500     Vodafone AirTouch PLC (United Kingdom), #, 7.63%,
                   02/15/05                                                       507
                                                                              ------
                                                                                 985
                  Utilities -- 2.2%
          600     Cilcorp Inc., 8.70%, 10/15/09                                  618
          450     Israel Electric Corp. (Israel), MTN, #, 7.75%, 12/15/27        383
                                                                              ------
                                                                               1,001
                   ------------------------------------------------------------------------
                  Total Corporate Notes & Bonds                               14,440
                  (Cost $14,530)
                  ------------------------------------------------------------------------
                  Residential Mortgage Backed Securities -- 39.4%
                  -----------------------------------------------
                  Mortgage Backed Pass-Through Securities -- 39.4%
                  Federal National Mortgage Association,
        2,550      Pool 252093, 6.50%, 11/01/28                                2,452
        1,133      Pool 252339, 6.00%, 03/01/29                                1,063
        2,314      Pool 323633, 7.00%, 03/01/29                                2,268
        2,132      Pool 323645, 7.50%, 04/01/29                                2,133
          324      Pool 323688, 7.50%, 03/01/29                                  324
          252      Pool 484753, 6.50%, 03/01/29                                  242
          778      Pool 490445, 6.00%, 03/01/29                                  729
          768      Pool 534064, 8.00%, 03/01/30                                  778
        2,074      Pool 535052, 6.00%, 11/01/14                                1,997
          747      Pool 543456, 7.50%, 07/01/15                                  753
                  Government National Mortgage Association,
        1,260      Pool 487224, 6.50%, 05/15/29                                1,216
        1,062      Pool 510285, 7.00%, 08/15/29                                1,047
          738      Pool 517850, 7.50%, 09/15/29                                  741
          818      Pool 527141, 8.00%, 03/15/30                                  831
          997      Pool 531112, 8.00%, 07/15/30                                1,014
                  ------------------------------------------------------------------------
                  Total Residential Mortgage Backed Securities                17,588
                  (Cost $17,767)
                  ------------------------------------------------------------------------

                       See notes to financial statements.

CHASE VISTA BOND FUND
Portfolio of Investments (Continued)

As of October 31, 2000
(Amounts in Thousands)

Principal
  Amount
  (USD)           Issuer                                            Value
-----------------------------------------------------------------------------
Long-Term Investments -- Continued
-----------------------------------------------------------------------------
             Commercial Mortgage Backed Securities -- 3.0%
             ---------------------------------------------
             Bear Stearns Commercial Mortgage Securities
 $   600      Ser. 2000-WF2, Class A1, 7.11%, 09/15/09           $   603
     500      Ser. 2000-WF2, Class A2, 7.32%, 08/15/10               503
     249     LB-UBS Commercial Mortgage Trust, Ser. 2000-C4,
              Class A1, 7.18%, 09/15/09                              250
             ----------------------------------------------------------------
             Total Commercial Mortgage Backed Securities           1,356
             (Cost $1,353)
             ----------------------------------------------------------------
             Asset Backed Securities -- 6.2%
             -------------------------------
             MBNA Master Credit Card Trust,
     750      Ser. 1999-J, Class A, 7.00%, 02/15/12                  753
     800      Ser. 1999-M, Class B, 6.80%, 04/16/07                  798
     500     Nomura CBO LTD, Ser. 1997-1, Class A2, FRN, #,
              6.67%, 05/15/09                                        456
     750     Residential Funding Mortgage Securities II, Ser.
              2000-HI1, Class AI4, 7.79%, 01/25/14                   760
             ----------------------------------------------------------------
             Total Asset Backed Securities                         2,767
             (Cost $2,797)
-----------------------------------------------------------------------------
             Total Long-Term Investments                          45,485
             (Cost $45,392)
-----------------------------------------------------------------------------
Short-Term Investments -- 2.0%
-----------------------------------------------------------------------------
             U.S. Treasury Security -- 0.4%
             ----------------------------------------------------------------
     200     U.S. Treasury Bill, 6.18%, 12/07/00 @                   199
             (Cost $199)
             U.S. Government Agency Security -- 1.6%
             ----------------------------------------------------------------
     700     Student Loan Marketing Association, DN,
              6.45%, 11/01/00                                        700
             (Cost $700)
-----------------------------------------------------------------------------
             Total Short-Term Investments                            899
             (Cost $899)
-----------------------------------------------------------------------------
             Total Investments -- 103.9%                         $46,384
             (Cost $46,291)
-----------------------------------------------------------------------------

                                                                          Original     Notional       Unrealized
                                                                          Notional     Value at      Appreciation/
 Number of                                               Expiration         Value      10/31/00     (Depreciation)
 Contracts                  Description                     Date            (USD)       (USD)                (USD)
-------------------------------------------------------------------------------------------------------------------------
Long Futures Outstanding
------------------------
      30                     5 Year Treasury Notes     December, 2000     $3,012       $3,020        $8
Short Futures Outstanding
-------------------------
      30                    10 Year Treasury Notes     December, 2000       3,000        3,021      (21)

                       See notes to financial statements.

CHASE VISTA SHORT TERM BOND FUND
Portfolio of Investments

As of October 31, 2000
(Amounts in Thousands)

Principal
  Amount
  (USD)           Issuer                                                        Value
------------------------------------------------------------------------------------------
Long-Term Investments -- 94.9%
------------------------------------------------------------------------------------------
                  U.S. Treasury Securities -- 4.7%
                  --------------------------------
                  U.S. Treasury Notes & Bonds,
  $     1,500      4.63%, 12/31/00                                             $1,495
        1,000      5.88%, 11/15/04                                              1,001
                  -------------------------------------------------------------------
                  Total U.S. Treasury Securities                                2,496
                  (Cost $2,493)
                  ------------------------------------------------------------------------
                  U.S. Government Agency Securities -- 18.4%
                  ------------------------------------------------------------------------
        4,900     Federal Home Loan Bank, 7.13%, 02/15/05                       5,015
        2,350     Federal Home Loan Mortgage Corp., 7.38%, 05/15/03             2,400
        2,350     Federal National Mortgage Association, 5.75%, 04/15/03        2,313
                  -------------------------------------------------------------------
                  Total U.S. Government Agency Securities                       9,728
                  (Cost $9,689)
                  ------------------------------------------------------------------------
                  Corporate Notes & Bonds -- 49.3%
                  --------------------------------
                  Automotive -- 11.4%
        1,500     DaimlerChrysler North America Holding Corp.
                   (Germany), MTN, 6.84%, 10/15/02                              1,499
        1,500     Ford Motor Credit Co., 7.25%, 01/15/03                        1,504
        1,500     General Motors Acceptance Corp., MTN, 8.25%,
                   02/28/02                                                     1,525
        1,500     Paccar Financial Corp., MTN, 6.79%, 08/15/02                  1,503
                                                                               ------
                                                                                6,031

                  Banking -- 8.5%
        1,400     Bank of America Corp., 8.38%, 03/15/02                        1,429
        1,500     Bank of New York Co., Inc., 7.63%, 07/15/02                   1,517
        1,500     Bank One Corp., 8.10%, 03/01/02                               1,522
                                                                               ------
                                                                                4,468

                  Diversified -- 2.8%
        1,500     General Electric Capital Corp., MTN, 6.75%, 09/11/03          1,501

                  Financial Services -- 13.6%
        1,700     Associates Corp. of North America, 5.88%, 07/15/02            1,668
        1,000     Citigroup, Inc., MTN, 6.50%, 06/14/02                           984
        1,500     Goldman Sachs Group LP, #, 6.60%, 07/15/02                    1,479
        1,500     Household Finance Corp., MTN, FRN, 6.13%, 07/15/12            1,478
        1,500     International Lease Finance Corp., MTN, 8.16%, 02/14/02       1,524
                                                                               ------
                                                                                7,133

                  Insurance -- 4.0%
        1,500     American General Finance Corp., 5.90%, 01/15/03               1,467
          750     Conseco, Inc., MTN, 7.60%, 06/21/01                             649
                                                                               ------
                                                                                2,116

                  Machinery & Engineering Equipment -- 2.3%
        1,200     Caterpillar Financial Services Corp., MTN, 6.50%,
                   10/15/02                                                     1,191

                  Pipelines -- 1.9%
        1,000     EL Paso Energy Corp., Class B, 6.63%, 07/15/01                  994

                  Retailing -- 1.9%
        1,000     Dayton-Hudson Corp., 6.40%, 02/15/03                            987

                       See notes to financial statements.

CHASE VISTA SHORT TERM BOND FUND
Portfolio of Investments (Continued)

As of October 31, 2000
(Amounts in Thousands)

Principal
  Amount
  (USD)           Issuer                                                        Value
-----------------------------------------------------------------------------------------
Long-Term Investments -- Continued
-----------------------------------------------------------------------------------------
                  Telecommunications -- 1.9%
       $1,000     GTE South, Inc., Class B, 7.25%, 08/01/02                $1,006

                  Utilities -- 1.0%
          550     TXU Eastern Funding (United Kingdom), 6.15%,
                   05/15/02                                                   538
                  -----------------------------------------------------------------------
                  Total Corporate Notes & Bonds                            25,965
                  (Cost $26,005)
                  -----------------------------------------------------------------------
                  Residential Mortgage Backed Securities -- 1.3%
                  ----------------------------------------------
                  Collateralized Mortgage Obligations -- 1.3%
          720     Federal National Mortgage Association, Ser. 1993-250,
                   Class A, 6.15%, 09/25/16                                   711
                  (Cost $716)
                  -----------------------------------------------------------------------
                  Commercial Mortgage Backed Securities -- 0.2%
                  ---------------------------------------------
          110     Credit Suisse First Boston Mortgage Securities Corp.,
                   Ser. 1997-SPCE, Class A, #, 6.65%, 06/20/03                109
                  (Cost $110)
                  -----------------------------------------------------------------------
                  Asset Backed Securities -- 21.0%
                  --------------------------------
        1,400     American Express Master Trust, Ser. 1998-1 , Class A,
                   5.90%, 04/15/04                                          1,375
        1,500     Carco Auto Loan Master Trust, Ser. 1999-4, Class A,
                   6.43%, 11/15/04                                          1,492
        1,500     Dayton Hudson Credit Card Master Trust, Ser. 1997-1,
                   Class A, 6.25%, 08/25/05                                 1,488
        1,000     Ford Credit Auto Owner Trust, Ser. 2000-B, Class A5,
                   7.07%, 04/15/04                                          1,008
        1,000     GE Capital Mortgage Services, Inc., Ser. 1999-HE3,
                   Class A2, 7.00%, 09/25/13                                  994
        1,500     MBNA Master Credit Card Trust, Ser. 1999-I, Class A,
                   6.40%, 01/18/05                                          1,495
          750     Residential Asset Securities Corp., Ser. 1999-KS2,
                   Class A14, 6.80%, 10/25/23                                 743
        1,000     Standard Credit Card Trust, Ser. 93, 5.95%, 10/07/04        980
        1,500     Travelers Bank Credit Card Master Trust, Ser. 1998-1,
                   Class A, 6.00%, 01/18/05                                 1,481
                  ---------------------------------------------------------------------
                  Total Asset Backed Securities                            11,056
                  (Cost $10,992)
                  ---------------------------------------------------------------------
                  Long-Term Investments                                    50,065
                  (Cost $50,005)
                  ---------------------------------------------------------------------
Short-Term Investments -- 7.6%
---------------------------------------------------------------------------------------
    Shares
                  Money Market Fund -- 0.4%
                  -------------------------
          225     Goldman Sachs ILA Government Portfolio                      225
                  (Cost $225)


                       See notes to financial statements.

CHASE VISTA SHORT TERM BOND FUND
Portfolio of Investments (Continued)

As of October 31, 2000
(Amounts in Thousands)

Principal
  Amount
  (USD)           Issuer                                                        Value
-----------------------------------------------------------------------------------------
Short-Term Investments -- Continued
-----------------------------------------------------------------------------------------
                  Repurchase Agreement -- 7.2%
                  ----------------------------
   $3,806         Greenwich Capital Markets, Inc., Tri Party, 6.55%,
                   due 11/01/00, (Dated 10/31/00, Proceeds $3,807,
                   Secured by U.S. Government Agency Obligations,
                   $3,839, 6.80% through 8.50%, due 08/25/18
                   through 09/20/30; Market Value $3,883)               $ 3,806
                  (Cost $3,806)
----------------------------------------------------------------------------------------
                  Total Short-Term Investments                            4,031
                  (Cost $4,031)
----------------------------------------------------------------------------------------
                  Total Investments -- 102.5%                           $54,096
                  (Cost $54,036)
----------------------------------------------------------------------------------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
CHASE VISTA STRATEGIC INCOME FUND
Portfolio of Investments
--------------------------------------------------------------------------------

As of October 31, 2000
(Amounts in Thousands)

Shares        Issuer                                                  Value
--------------------------------------------------------------------------------
              Long-Term Investments -- 88.5%
--------------------------------------------------------------------------------
              Common Stock -- 0.1%
              --------------------
              Telecommunications -- 0.1%
        1     Airgate PCS, Inc. *                                    $   18
        1     World Access, Inc. *                                        2
              ------------------------------------------------------------------
              Total Common Stock                                         20
              (Cost $9)
              ------------------------------------------------------------------
   Principal
    Amount
    (USD)
---------------------------------------------------------------------------
             U.S. Treasury Securities -- 6.7%
             --------------------------------
             U.S. Treasury Notes & Bonds,
  $  300      5.88%, 10/31/01, +                                        299
     200      6.13%, 08/15/29                                           207
     200      6.38%, 04/30/02, +                                        201
     395      6.50%, 08/15/05                                           406
     600      8.13%, 08/15/19, +                                        741
             --------------------------------------------------------------
             Total U.S. Treasury Securities                           1,854
             (Cost $1,835)
             -------------------------------------------------------------------
             U.S. Government Agency Securities -- 5.9%
             -----------------------------------------
             Federal National Mortgage Association,
     500      6.50%, 08/15/04, +                                        499
     500      6.63%, 09/15/09, +                                        497
     300     Inter-American Development Bank, 7.38%, 01/15/10           313
     300     International Bank for Reconstruction & Development,
              7.00%, 01/27/05                                           305
             --------------------------------------------------------------
             Total U.S. Government Agency Securities                  1,614
             (Cost $1,600)
             -------------------------------------------------------------------
             Foreign Government Securities -- 22.8%
             --------------------------------------
   1,514     Brazil Indexed Currency Linked Note (principal in
              Brazilian real) (Brazil), 18.08%, 06/24/03                419
             Federal Republic of Brazil (Brazil),
     185      C Bonds, 8.00%, 04/15/14                                  138
     250      11.00%, 08/17/40                                          191
     250      12.75%, 01/15/20                                          230
     250      14.50%, 10/15/09                                          264
     300     Government of Canada (Canada), 6.38%, 11/30/04             298
     326     Kingdom of Morocco Consolidated Loan (Morocco),
              Tranche A, FRN, 7.75%, 01/01/09                           284
             National Republic of Bulgaria (Bulgaria),
     200      FRN, PDI, 7.75%, 07/28/11                                 149
     200      Ser. A, FRN, 7.75%, 07/28/24                              150
     300     Province of Ontario (Canada), +, 7.00%, 08/04/05           304
     300     Province of Quebec (Canada), 5.75%, 02/15/09               275
             Republic of Argentina (Argentina),
     300      Ser. L, SUB, 6.00%, 11/30/00                              196
      86      FRB, 7.63%, 03/31/05                                       76
      94      Ser. L, FRN, 7.63%, 03/31/05                               82
     100      Ser. XW, 11.00%, 12/04/05                                  89
             Republic of Colombia (Colombia),
     250      8.63%, 04/01/08                                           191
     250      FRN, 12.83%, 08/13/05                                     242

                       See notes to financial statements.

CHASE VISTA STRATEGIC INCOME FUND
Portfolio of Investments (Continued)

As of October 31, 2000
(Amounts in Thousands)

Principal
  Amount
  (USD)           Issuer                                                        Value
-----------------------------------------------------------------------------------------
Long-Term Investments -- Continued
-----------------------------------------------------------------------------------------
                  Foreign Government Securities -- Continued
                  -----------------------------------------------------------------------
  $        14     Republic of Ecuador (Ecuador), 12.00%, 11/15/12              $   9
          300     Republic of Panama (Panama), 10.75%, 05/15/20                  292
          250     Republic of Peru (Peru), PDI, FRN, 4.50%, 03/07/17             151
                  Republic of Philippines (Philippines),
          250      9.88%, 01/15/19                                               186
          250      10.63%, 03/16/25                                              189
          200     Republic of South Africa (South Africa), 9.13%, 05/19/09       195
          125     Republic of Venezuela (Venezuela), 13.63%, 08/15/18            114
                  Russian Federation (Russia),
          503      2.25%, 03/31/30                                               190
           59      8.25%, 03/31/10                                                38
          140      8.75%, 07/24/05                                               108
          250      10.00%, 06/26/07                                              182
      322,135     Turkey Treasury Bill Credit Linked Note (principal in
                   Turkish Lira, in millions), 85.48%, 02/21/01                  403
                  United Mexican States (Mexico),
          350      8.50%, 02/01/06                                               343
          250      11.38%, 09/15/16                                              282
                  ------------------------------------------------------------------
                  Total Foreign Government Securities                          6,260
                  (Cost $6,681)
                  ------------------------------------------------------------------
                  Corporate Notes & Bonds -- 39.0%
                  --------------------------------
                  Apparel -- 0.5%
          240     J. Crew Group, Ser. B, SUB, 0.00%, 10/15/02                    139

                  Automotive -- 1.4%
          200     Daimler Chrysler North America Holding Corp., 8.00%,
                   06/15/10                                                      204
          100     General Motors Acceptance Corp., +, 5.50%, 01/14/02             98
           40     Heafner Tire Group Inc., Ser. D, 10.00%, 05/15/08                6
           75     Lear Corp., 7.96%, 05/15/05                                     70
                                                                               -----
                                                                                 378

                  Banking -- 2.3%
          270     Banco Nacional De Desenvolvimiento Economico
                   (Brazil), FRN, 12.55%, 06/16/08                               249
          200     Bank One Corp., +, 7.88%, 08/01/10                             201
           25     Sovereign Bancorp Inc., +, 6.63%, 03/15/01                      25
          195     U.S. Bank, NA, +, 5.70%, 12/15/08                              171
                                                                               -----
                                                                                 646

                  Biotechnology -- 0.5%
          125     Bio-Rad Laboratories, 11.63%, 02/15/07                         130

                  Broadcasting/Cable -- 0.1%
           10     Lin Television Corp., 8.38%, 03/01/08                            9
           25     USA Networks, Inc., +, 6.75%, 11/15/05                          25
                                                                               -----
                                                                                  34

                  Chemicals -- 0.5%
           10     Agricultural Minerals and Chemicals, Inc., 10.75%,
                   09/30/03                                                        7
           10     Lyondell Chemical Co., 9.63%, 05/01/07                          10
          200     Pioneer Americas, Inc., Ser. B, 9.25%, 06/15/07                 90
           30     Scotts Co., #, 8.63%, 01/15/09                                  29
           20     Terra Industries, Inc., Ser. B, 10.50%, 06/15/05                12
                                                                               -----
                                                                                 148

                                       23

                       See notes to financial statements.

CHASE VISTA STRATEGIC INCOME FUND
Portfolio of Investments (Continued)

As of October 31, 2000
(Amounts in Thousands)

Principal
  Amount
  (USD)      Issuer                                                       Value
-----------------------------------------------------------------------------------------
Long-Term Investments -- Continued
-----------------------------------------------------------------------------------------
            Computer Networks -- 0.2%
 $   49     Intersil Corp., 13.25%, 08/15/09                             $ 55

            Computers/Computer Hardware -- 0.7%
    200     Hewlett-Packard Co., 7.15%, 06/15/05                          202

            Construction Materials -- 0.2%
    100     Henry Co., Ser. B, 10.00%, 04/15/08                            50

            Consumer Products -- 0.9%
    315     Drypers Corp., Ser. B, -, 10.25%, 06/15/07                     48
    200     Procter & Gamble Co., +, 6.60%, 12/15/04                      199
                                                                         ----
                                                                          247

            Diversified -- 0.7%
    200     Textron, Inc., +, 6.38%, 07/15/04                             194

            Electronics/Electrical Equipment -- 0.3%
     90     Fisher Scientific International, 9.00%, 02/01/08               82

            Entertainment/Leisure -- 2.4%
     25     Anchor Gaming, #, 9.88%, 10/15/08                              25
     15     Harrah's Operating Co., Inc., 7.88%, 12/15/05                  15
     30     Hollywood Casino Shreveport/Shreveport Capital Corp.,
             13.00%, 08/01/06                                              32
    100     International Game Technology, 8.38%, 05/15/09                 97
     50     Mandalay Resort Group, Ser. B, 10.25%, 08/01/07                51
            MGM Mirage,
     30      8.50%, 09/15/10                                               30
     90      9.75%, 06/01/07                                               93
    200     Mohegan Tribal Gaming Authority, 8.13%, 01/01/06              193
    125     Park Place Entertainment Corp., 9.38%, 02/15/07               126
                                                                         ----
                                                                          662

            Environmental Services -- 0.7%
    110     Safety-Kleen Services, Inc., -, 9.25%, 06/01/08                 2
     50     Stericycle, Inc., Ser. B, 12.38%, 11/15/09                     53
    155     Waste Management, Inc., 7.00%, 10/01/04                       146
                                                                         ----
                                                                          201

            Financial Services -- 1.5%
    155     FleetBoston Financial Corp., +, 7.25%, 09/15/05               156
    200     Lehman Brothers Holdings, Inc., 8.25%, 06/15/07               204
     55     RBF Finance Co., 11.38%, 03/15/09                              63
                                                                         ----
                                                                          423

            Food/Beverage Products -- 2.0%
    125     Archibald Candy Corp., 10.25%, 07/01/04                        70
    180     Conagra Foods, Inc., +, 7.88%, 09/15/10                       183
    300     Gruma SA de CV (Mexico), 7.63%, 10/15/07                      227
    105     Luigino, Inc., 10.00%, 02/01/06                                83
                                                                         ----
                                                                          563

            Health Care/Health Care Services -- 1.5%
     50     Abbey Healthcare Group, Inc., 9.50%, 11/01/02                  50
     25     Beckman Coulter, Inc., 7.10%, 03/04/03                         24
     95     Fresenius Medical Care Capital Trust I, 9.00%, 12/01/06        93

                       See notes to financial statements.

CHASE VISTA STRATEGIC INCOME FUND
Portfolio of Investments (Continued)


As of October 31, 2000
(Amounts in Thousands)

Principal
  Amount
  (USD)      Issuer                                                        Value
-----------------------------------------------------------------------------------------
Long-Term Investments -- Continued
-----------------------------------------------------------------------------------------
            Health Care/Health Care Services -- Continued
            Healthsouth Corp.,
 $   40      6.88%, 06/15/05                                              $ 34
     85      7.00%, 06/15/08                                                72
    110     IASIS Healthcare Corp., 13.00%, 10/15/09                       102
     20     Magellan Health Services, 9.00%, 02/15/08                       13
     15     Triad Hospitals Holdings, Inc., Ser. B, 11.00%, 05/15/09        16
                                                                          ----
                                                                           404

            Hotels/Other Lodging -- 0.2%
     50     Extended Stay America, Inc., 9.15%, 03/15/08                    47

            Insurance -- 0.3%
    100     Conseco, Inc., +, 8.50%, 10/15/02                               78

            Internet Services/Software -- 0.5%
            PSInet, Inc.,
     30      10.50%, 12/01/06                                               14
    115      11.00%, 08/01/09                                               55
    135     Rhythms NetConnections, Inc., 12.75%, 04/15/09                  63
                                                                          ----
                                                                           132

            Manufacturing -- 1.0%
     40     GenTek, Inc., 11.00%, 08/01/09                                  40
    145     J.B. Poindexter & Co., Inc., 12.50%, 05/15/04                  135
    100     Tekni-Plex, Inc., #, 12.75%, 06/15/10                           91
     20     Transdigm, Inc., 10.38%, 12/01/08                               19
                                                                          ----
                                                                           285

            Metals/Mining -- 0.8%
     40     AK Steel Corp., 9.13%, 12/15/06                                 39
    200     Kaiser Aluminum & Chemical, 12.75%, 02/01/03                   151
     65     Sheffield Steel Corp., Ser. B, 11.50%, 12/01/05                 38
                                                                          ----
                                                                           228

            Multi-Media -- 1.6%
    120     British SKY Broadcasting PLC (United Kingdom),
             6.88%, 02/23/09                                               102
     85     Charter Communications Holdings LLC/ Charter
             Communications Holdings Capital Corp., 8.63%,
             04/01/09                                                       76
     50     K-III Communications Corp., 8.50%, 02/01/06                     48
    200     Time Warner Entertainment Co. LP, 8.38%, 03/15/23              210
                                                                          ----
                                                                           436

            Oil & Gas -- 3.4%
    200     Amerada Hess Corp., 7.88%, 10/01/29                            201
     70     Chesapeake Energy Corp., Ser. B, 9.63%, 05/01/05                70
     20     Empire Gas Corp., -, SUB, 12.88%, 07/15/04                       6
    100     Frontier Oil Corp., Ser. A, 9.13%, 02/15/06                     89
    135     Newpark Resources, Inc., Ser. B, 8.63%, 12/15/07               125
     75     Ocean Energy, Inc., 8.63%, 08/01/05                             75
     20     Plains Resources, Inc., #, 10.25%, 03/15/06                     20
    100     Pogo Producing Co., Ser. B, 8.75%, 05/15/07                     97
     50     Pool Energy Services Co., Ser. B, 8.63%, 04/01/08               51
    200     Repsol International Finance BV (Netherlands),
             7.45%, 07/15/05                                               201
                                                                          ----
                                                                           935

                       See notes to financial statements.

CHASE VISTA STRATEGIC INCOME FUND
Portfolio of Investments (Continued)

As of October 31, 2000
(Amounts in Thousands)

Principal
  Amount
  (USD)      Issuer                                                        Value
-----------------------------------------------------------------------------------------
Long-Term Investments -- Continued
-----------------------------------------------------------------------------------------
             Packaging -- 0.9%
    $120     Ball Corp., +, 8.25%, 08/01/08                                 $113
      70     Four M Corp., Ser. B, 12.00%, 06/01/06                           66
     100     Owens-Illinois, Inc., 7.85%, 05/15/04                            75
                                                                            ----
                                                                             254

             Paper/Forest Products -- 0.6%
             Buckeye Technologies, Inc.,
      75      8.00%, 10/15/10                                                 70
      25      9.25%, 09/15/08                                                 25
      75     Tembec Industries, Inc. (Canada), 8.63%, 06/30/09                74
                                                                            ----
                                                                             169

             Pipelines -- 0.6%
     150     Enron Corp., 7.88%, 06/15/03                                    153

             Printing & Publishing -- 0.5%
             Hollinger International Publishing,
      90      9.25%, 02/01/06                                                 88
      40      9.25%, 03/15/07                                                 40
                                                                            ----
                                                                             128

             Restaurants/Food Services -- 0.2%
      60     NE Restaurant Co., Inc., 10.75%, 07/15/08                        44

             Retailing -- 3.1%
      30     Apple South, Inc., 9.75%, 06/01/06                               23
             Grupo Elektra SA de CV (Mexico),
     300      #, 12.00%, 04/01/08                                            274
     500      12.75%, 05/15/01                                               508
      60     Stater Brothers Holdings, 10.75%, 08/15/06                       48
                                                                            ----
                                                                             853

             Shipping/Transportation -- 0.4%
      45     Gulfmark Offshore, Inc., 8.75%, 06/01/08                         42
      75     International Shipping Corp., Ser. B, 7.75%, 10/15/07            67
                                                                            ----
                                                                             109

             Telecommunications -- 6.9%
      60     Adelphia Business Solutions, Inc., 12.00%, 11/01/07              27
      70     Advanced Radio Telecom Corp., 14.00%, 02/15/07                   42
      60     Airgate PCS, Inc., SUB, 0.00%, 10/01/04                          34
      60     BTI Telecom Corp., -, 10.50%, 09/15/07                           24
             Call-Net Enterprises, Inc. (Canada),
      25      8.00%, 08/15/08                                                 10
     130      9.38%, 05/15/09                                                 46
      75     Crown Castle International Corp., 10.75%, 08/01/11               77
     175     EchoStar Broadband Corp., #, 10.38%, 10/01/07                   174
      75     Horizon PCS, Inc., SUB, #, 0.00%, 10/01/05                       36
      40     Insight Midwest LP/Insight Capital, Inc., 9.75%, 10/01/09        39
      25     Ipcs, Inc., SUB, #, 0.00%, 07/15/05                              12
     200     MCI Worldcom, Inc., +, 7.55%, 04/01/04                          201
     100     Metronet Communications Corp. (Canada), SUB, +,
              0.00%, 06/15/03                                                 80
      65     Nextel Partners, Inc., #, 11.00%, 03/15/10                       65
     160     NorthPoint Communications Group, Inc., 12.88%,
              02/15/10                                                       148

                       See notes to financial statements.

CHASE VISTA STRATEGIC INCOME FUND
Portfolio of Investments (Continued)

As of October 31, 2000
(Amounts in Thousands)

Principal
  Amount
  (USD)      Issuer                                                        Value
-----------------------------------------------------------------------------------------
Long-Term Investments -- Continued
-----------------------------------------------------------------------------------------
             Telecommunications -- Continued
    $100     PageMart Nationwide, SUB, 15.00%, 02/01/05                $   92
     180     Primus Telecommunications Group, 11.75%, 08/01/04             88
      90     RSL Communications LTD (Bermuda), 12.25%, 11/15/06            16
     120     Startec Global Communications Corp., 12.00%, 05/15/08         78
     200     Telefonica Europe BV (Netherlands), 7.75%, 09/15/10          200
     230     US Unwired, Inc., SUB, 0.00%, 11/01/04                       113
     250     Viatel, Inc., SUB, 0.00%, 04/15/03                            74
             Winstar Communications, Inc.,
     125      #, 12.50%, 04/15/08                                          91
      25      #, 12.75%, 04/15/10                                          18
     100     World Access, Inc., Ser. B, 13.25%, 01/15/08                  73
                                                                       ------
                                                                        1,858

             Telecommunications Equipment -- 1.0%
     200     Lucent Technologies, Inc., +, 6.45%, 03/15/29                156
     150     Williams Communications Group, Inc., 10.88%, 10/01/09        126
                                                                       ------
                                                                          282

             Tools/Equipment -- 0.2%
     115     International Knife & Saw, Inc., 11.38%, 11/15/06             57

             Utilities -- 0.4%
      35     AES Corp., 9.38%, 09/15/10                                    34
      75     AES Drax Energy LTD (United Kingdom), #, 11.50%,
              08/30/10                                                     79
                                                                       ------
                                                                          113

             ----------------------------------------------------------------------
             Total Corporate Notes & Bonds                             10,719
             (Cost $11,966)
             ----------------------------------------------------------------------
             Residential Mortgage Backed Securities -- 12.2%
             ----------------------------------------------------------------------
             Mortgage Backed Pass-Through Securities -- 12.2%
             Federal National Mortgage Association,
     120      Pool 252254, +, 6.00%, 02/01/29                             113
     144      Pool 252496, +, 6.00%, 06/01/29                             135
      44      Pool 252567, +, 6.50%, 07/01/14                              43
      40      Pool 252568, +, 7.50%, 06/01/29                              40
     142      Pool 252872, 6.50%, 11/01/29                                137
      46      Pool 252977, +, 7.00%, 01/01/15                              46
      20      Pool 313720, +, 7.50%, 09/01/12                              20
      37      Pool 323633, +, 7.00%, 03/01/29                              37
      30      Pool 323714, +, 7.00%, 04/01/14                              30
      71      Pool 445047, +, 6.50%, 09/01/13                              70
      47      Pool 481582, +, 6.50%, 02/01/29                              45
      68      Pool 484753, +, 6.50%, 03/01/29                              65
     119      Pool 486622, 6.00%, 02/01/29                                112
      66      Pool 487068, +, 7.50%, 03/01/29                              66
     106      Pool 488485, +, 6.00%, 03/01/14                             102
      66      Pool 488518, +, 6.50%, 05/01/14                              65
     322      Pool 489198, +, 6.50%, 08/01/29                             309
     144      Pool 489248, +, 7.00%, 08/01/29                             142
      90      Pool 493310, +, 6.00%, 06/01/14                              86
      99      Pool 493629, +, 6.00%, 04/01/29                              93
      31      Pool 493748, +, 6.00%, 05/01/14                              30

                       See notes to financial statements.

CHASE VISTA STRATEGIC INCOME FUND
Portfolio of Investments (Continued)

As of October 31, 2000
(Amounts in Thousands)

Principal
  Amount
  (USD)      Issuer                                                        Value
---------------------------------------------------------------------------------------------
Long-Term Investments -- Continued
---------------------------------------------------------------------------------------------
                   Mortgage Backed Pass-Through Securities -- Continued
                   Federal National Mortgage Association -- Continued
     $   133        Pool 499314, +, 7.50%, 08/01/29                              $  133
          45        Pool 503097, +, 6.50%, 06/01/29                                  43
          95        Pool 503599, +, 6.50%, 06/01/29                                  91
          88        Pool 511599, +, 8.00%, 12/01/29                                  89
          36        Pool 512061, +, 7.00%, 11/01/14                                  36
         149        Pool 513452, +, 8.00%, 09/01/29                                 151
         222        Pool 522461, +, 7.00%, 11/01/29                                 217
         125        Pool 523930, +, 8.00%, 11/01/29                                 127
          79        Pool 526735, +, 7.50%, 12/01/29                                  79
          94        Pool 527266, 6.50%, 11/01/14                                     92
                   Government National Mortgage Association,
          66        Pool 472800, +, 6.50%, 05/15/29                                  63
          57        Pool 492730, +, 6.50%, 05/15/29                                  55
          88        Pool 492738, +, 7.00%, 06/15/29                                  87
          95        Pool 509941, +, 7.00%, 06/15/29                                  93
         196        Pool 508316, 8.00%, 02/15/30                                    200
                   --------------------------------------------------------------------------
                   Total Residential Mortgage Backed Securities                   3,342
                   (Cost $3,338)
                   --------------------------------------------------------------------------
                   Commercial Mortgage Backed Securities -- 0.9%
                   ---------------------------------------------
         200       Bear Stearns Commercial Mortgage Securities, Ser.
                    2000-WF2, Class A1, +, 7.11%, 09/15/09                          201
          50       LB-UBS Commercial Mortgage Trust, Ser. 2000-C4,
                    Class A1, +, 7.18%, 09/15/09                                     50
                   --------------------------------------------------------------------------
                   Total Commercial Mortgage Backed Securities                      251
                   (Cost $250)
                   --------------------------------------------------------------------------
                   Asset Backed Securities -- 0.9%
                   -------------------------------
          25       American Express Credit Account Master Trust, Ser.
                    1997-1, Class A, +, 6.40%, 04/15/05                              25
          25       Citibank Credit Card Master Trust I, Ser. 1997-2, Class A,
                    +, 6.55%, 02/15/04                                               25
         200       MBNA Master Credit Card Trust, Ser. 1999-J, Class A,
                    7.00%, 02/15/12                                                 201
                   --------------------------------------------------------------------------
                   Total Asset Backed Securities                                    251
                   (Cost $251)
                   --------------------------------------------------------------------------
     Shares
                   Warrant -- 0.0%
                   ---------------
                   Telecommunications -- 0.0%
           1       Startec Global Communications Corp., expires 05/15/08              1
                   (Cost $0)
---------------------------------------------------------------------------------------------
                   Total Long-Term Investments                                   24,312
                   (Cost $25,930)
---------------------------------------------------------------------------------------------

                       See notes to financial statements.

CHASE VISTA STRATEGIC INCOME FUND
Portfolio of Investments (Continued)

As of October 31, 2000
(Amounts in Thousands)

Principal
  Amount
  (USD)      Issuer                                                              Value
-----------------------------------------------------------------------------------------
Short-Term Investments -- 10.4%
-----------------------------------------------------------------------------------------
                  Commercial Paper -- 5.4%
                  ------------------------
  $       270     American Express Credit Corp., 6.47%, 11/09/00               $   270
          203     Exxon Mobile Corp., 6.50%, 11/02/00                              203
                  Ford Motor Credit Co.,
          110      6.48%, 11/09/00                                                 110
          224      6.50%, 11/02/00                                                 224
          300     General Electric Capital Corp., 6.48%, 11/06/00                  300
          388     Household Finance Corp., 6.49%, 11/17/00                         388
                  --------------------------------------------------------------------
                  Total Commercial Paper                                         1,495
                  (Cost $1,495)
                  -----------------------------------------------------------------------
                  Repurchase Agreement -- 5.0%
                  -----------------------------------------------------------------------
        1,382     Greenwich Capital Markets, Inc., Tri Party, 6.55%, due
                   11/01/00, (Dated 10/31/00, Proceeds $1,382, Secured
                   by GNMA, $1,420, 7.00%, due 01/15/28; Market Value
                   $1,410)                                                        1,382
                  (Cost $1,382)
-----------------------------------------------------------------------------------------
                  Total Short-Term Investments                                   2,877
                  (Cost $2,877)
-----------------------------------------------------------------------------------------
                  Total Investments -- 98.9%                                   $27,189
                  (Cost $28,807)
-----------------------------------------------------------------------------------------

                       See notes to financial statements.

CHASE VISTA STRATEGIC INCOME FUND
Portfolio of Investments (Continued)

Summary of Investments by Country, October 31, 2000

Country                % of Investment Securities
-------------------------------------------------
   United States                  69.0%
   Mexico                          5.9%
   Brazil                          5.6%
   Canada                          4.0%
   Russia                          1.9%
   Turkey                          1.7%
   Argentina                       1.6%
   Colombia                        1.6%
   Philippines                     1.6%
   Netherlands                     1.4%
   Bulgaria                        1.1%
   Panama                          1.0%
   Morocco                         1.0%
   South Africa                    0.7%
   United Kingdom                  0.6%
   Peru                            0.5%
   Venezuela                       0.4%
   Bermuda                         0.3%
   Ecuador                         0.1%
---------------------------------------
   Total                         100.0%

Index:
*      -- Non-income producing security.
#      -- Security may only be sold to qualified institutional buyers.
[tilde]-- Security is considered illiquid, and may be difficult to sell.
-      -- Security is currently in default of interest payments.
@      -- All or a portion of this security is segregated for futures contracts.
+      -- All or a portion of this security is segregated for forward foreign currency contracts.
CBO    -- Collateralized Bond Obligation.
DN     -- Discount Note. The rate shown is the effective yield at the time of purchase.
FHLMC  -- Federal Home Loan Mortgage Corporation.
FRB    -- Floating Rate Bond: The maturity date shown is the final maturity date. The rate shown is the rate in effect at October 31, 2000.

FRN    -- Floating Rate Note. The maturity date is the actual maturity date;
          the rate shown is the rate in effect as of October 31, 2000.

GNMA   -- Government National Mortgage Association.
MTN    -- Medium Term Note.
PDI    -- Past Due Interest Bond.
SUB    -- Step-up Bond. The maturity date shown is the earlier of the call date or the maturity date; the rate shown is the rate in effect at October 31, 2000.


                       See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES October 31, 2000
--------------------------------------------------------------------------------

(Amounts in Thousands, Except Per Share Amounts)

                                                U.S. Treasury   U.S. Government
                                                   Income         Securities           Bond
                                                     Fund             Fund             Fund
---------------------------------------------------------------------------------------------
   ASSETS:
    Investment securities, at value (Note 1) ..... $68,498         $46,575            $46,384
    Cash .........................................       5              --                 28
    Receivables:
     Interest ....................................     910             437                601
     Fund shares sold ............................     277           1,243                  7
     Margin account for futures contracts ........       3              --                  5
     Expense reimbursement
     from Distributor ............................      --               5                 --
---------------------------------------------------------------------------------------------
       Total Assets ..............................  69,693          48,260             47,025
---------------------------------------------------------------------------------------------
   LIABILITIES:
    Payables:
     Fund shares redeemed ........................  12,770              44              2,162
     Dividends ...................................      63               6                 97
    Accrued liabilities: (Note 2)
     Investment advisory fees ....................       9              --                 --
     Administration fees .........................       9              --                  2
     Shareholder servicing fees ..................       8               7                  6
     Distribution fees ...........................      10              --                  6
     Custodian fees ..............................       9              10                 10
     Other .......................................      85              70                 85
---------------------------------------------------------------------------------------------
       Total Liabilities .........................  12,963             137              2,368
---------------------------------------------------------------------------------------------
   NET ASSETS:
    Paid in capital ..............................  66,278          50,180             48,022
    Accumulated undistributed/(distributions
    in excess of) net investment income ..........     (56)            (12)               113
    Accumulated net realized loss on
    investment and futures transactions ..........  (8,187)         (2,898)            (3,558)
    Net unrealized appreciation
    (depreciation) of investments and
    futures contracts ............................  (1,305)            853                 80
---------------------------------------------------------------------------------------------
       Net Assets ................................ $56,730         $48,123            $44,657
---------------------------------------------------------------------------------------------
   Shares of beneficial interest outstanding ($.001 par value; unlimited number of shares authorized):
    Class A Shares ...............................   3,834             254              2,795
    Class B Shares ...............................   1,437              --                370
    Class I Shares ...............................      --           4,698              1,248
   Net Asset Value:
    Class A Shares (and redemption price) ........ $ 10.77         $  9.74            $ 10.12
    Class B Shares* .............................. $ 10.75              --            $ 10.16
    Class I Shares (and redemption price) ........      --         $  9.72            $ 10.11
   Class A Maximum Public Offering Price Per
   Share (net asset value per share / 95.5%) ..... $ 11.28         $ 10.20            $ 10.60
---------------------------------------------------------------------------------------------
   Cost of investments ........................... $69,881         $45,722            $46,291
---------------------------------------------------------------------------------------------

* Redemption price may be reduced by contingent deferred sales charge.

                       See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES October 31, 2000
--------------------------------------------------------------------------------

(Amounts in Thousands, Except Per Share Amounts)

                                                               Short-Term   Strategic
                                                                 Bond        Income
                                                                 Fund         Fund
--------------------------------------------------------------------------------------
   ASSETS:
    Investment securities, at value (Note 1) ................. $54,096      $27,189
    Receivables:
     Investment securities sold ..............................      --           28
     Interest ................................................     664          510
     Fund shares sold ........................................   1,123           48
     Expense reimbursement from Distributor ..................      --           62
-----------------------------------------------------------------------------------
       Total Assets ..........................................  55,883       27,837
-----------------------------------------------------------------------------------
   LIABILITIES:
    Payables:
     To Custodian ............................................      --            4
     Investment securities purchased .........................      --           43
     Fund shares redeemed ....................................   2,894           25
     Open forward currency contracts .........................      --           13
     Dividends ...............................................     125          158
    Accrued liabilities: (Note 2)
     Shareholder servicing fees ..............................       5            4
     Distribution fees .......................................       6           12
     Custodian fees ..........................................      10           20
     Other ...................................................      91           53
-----------------------------------------------------------------------------------
       Total Liabilities .....................................   3,131          332
-----------------------------------------------------------------------------------
   NET ASSETS:
    Paid in capital ..........................................  54,783       29,301
    Accumulated undistributed/(distributions in excess of)
    net investment income ....................................     (13)        (144)
    Accumulated net realized loss on investment and
    futures transactions .....................................  (2,078)         (21)
    Net unrealized appreciation (depreciation) of
    investments and foreign exchange transactions ............      60       (1,631)
-----------------------------------------------------------------------------------
       Net Assets ............................................ $52,752      $27,505
-----------------------------------------------------------------------------------
   Shares of beneficial interest outstanding ($.001 par value; unlimited number of shares authorized):
    Class A Shares ...........................................   1,930          246
    Class B Shares ...........................................      --          820
    Class C Shares ...........................................      --          261
    Class M Shares ...........................................   1,261        1,715
    Class I Shares ...........................................   2,139           --
   Net Asset Value:
    Class A Shares (and redemption price) .................... $  9.89      $  9.05
    Class B Shares* ..........................................      --      $  9.05
    Class C Shares* ..........................................      --      $  9.05
    Class M Shares (and redemption price) .................... $  9.89      $  9.03
    Class I Shares (and redemption price) .................... $  9.90           --
   Class A Maximum Public Offering Price Per Share

   (net asset value per share / 98.5% and 95.5%) ............. $ 10.04      $  9.48
-----------------------------------------------------------------------------------
   Class M Maximum Public Offering Price Per Share
   (net asset value per share / 98.5% and 97.0%) ............. $ 10.04      $  9.31
-----------------------------------------------------------------------------------
   Cost of investments ....................................... $54,036      $28,807
-----------------------------------------------------------------------------------

* Redemption price may be reduced by contingent deferred sales charge.

                       See notes to financial statements.

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS For the year ended October 31, 2000
-------------------------------------------------------------------------------

(Amounts in Thousands)

                                     U.S. Treasury   U.S. Government
                                        Income         Securities              Bond
                                        Fund              Fund                 Fund
-------------------------------------------------------------------------------------
   INTEREST INCOME:
   (Note 1E) ........................... $5,376          $3,326               $ 3,787
-------------------------------------------------------------------------------------
   EXPENSES: (Note 2)
    Investment advisory fees ...........    224             145                   163
    Administration fees ................    112              73                    81
    Shareholder servicing fees .........    187             121                   135
    Distribution fees ..................    262               6                   107
    Custodian fees .....................     42              71                   114
    Printing and postage ...............     24              19                    24
    Professional fees ..................     31              31                    30
    Registration expenses ..............     24              16                    18
    Transfer agent fees ................    129              42                    78
    Trustees' fees .....................      4               2                     3
    Other ..............................      3               9                     3
-------------------------------------------------------------------------------------
       Total expenses ..................  1,042             535                   756
-------------------------------------------------------------------------------------
    Less amounts waived
    (Note 2E) ..........................    345             250                   320
    Less expenses
    reimbursements (Note 2F) ...........     --              12                    --
    Less earnings credits
    (Note 2F) ..........................      1               2                    43
-------------------------------------------------------------------------------------
      Net expenses .....................    696             271                   393
-------------------------------------------------------------------------------------
       Net investment

       income ..........................  4,680           3,055                 3,394
-------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
    Net realized loss on:
     Investments ....................... (1,781)           (873)               (1,335)
     Futures transactions ..............    (78)             --                  (286)
    Change in net unrealized
    appreciation/depreciation of:
     Investments .......................  2,285           1,246                 1,106
     Futures contracts .................     77              --                    (4)
-------------------------------------------------------------------------------------
    Net realized and unrealized gain
    (loss) on investments and
    futures transactions ...............    503             373                  (519)
-------------------------------------------------------------------------------------
    Net increase in net assets
    from operations .................... $5,183          $3,428               $ 2,875
-------------------------------------------------------------------------------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS For the year ended October 31, 2000
--------------------------------------------------------------------------------

(Amounts in Thousands)

                                                          Short-Term   Strategic
                                                            Bond        Income
                                                            Fund         Fund
--------------------------------------------------------------------------------
   INTEREST INCOME:
   (Note 1E) ...........................................    $3,231       $ 2,239
--------------------------------------------------------------------------------
   EXPENSES: (Note 2)
    Investment advisory fees ...........................        125          125
    Administration fees ................................         75           37
    Shareholder servicing fees .........................        123           69
    Distribution fees ..................................         69          142
    Custodian fees .....................................         79          136
    Printing and postage ...............................         14            6
    Professional fees ..................................         40           35
    Registration expenses ..............................         10           34
    Transfer agent fees ................................         78           87
    Trustees' fees .....................................          3            1
    Other ..............................................          4           --
--------------------------------------------------------------------------------
       Total expenses ..................................        620          672
--------------------------------------------------------------------------------
    Less amounts waived (Note 2E) ......................        293          216
    Less expenses reimbursements (Note 2F) .............          9           92
    Less earnings credits (Note 2F) ....................          5            7
--------------------------------------------------------------------------------
      Net expenses .....................................        313          357
--------------------------------------------------------------------------------
       Net investment income ...........................      2,918        1,882
--------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on:
     Investments .......................................       (489)         104
     Futures transactions ..............................        (84)          --
     Foreign exchange transactions .....................         --          (46)
    Change in net unrealized appreciation/ depreciation of:
     Investments .......................................        297       (1,479)
     Foreign exchange transactions .....................         --          (15)
--------------------------------------------------------------------------------
    Net realized and unrealized loss on investments,
    futures and foreign exchange transactions ..........       (276)      (1,436)
--------------------------------------------------------------------------------
    Net increase in net assets from operations .........     $2,642      $   446
--------------------------------------------------------------------------------

                       See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS For the periods indicated

Statement of Changes in Net Assets For the periods indicated
(Amounts in Thousands)

                                                               U.S. Treasury         U.S. Government              Bond
                                                                Income Fund          Securities Fund              Fund
                                                          ----------------------- --------------------- ------------------------
                                                                Year Ended             Year Ended              Year Ended
                                                          ----------------------- --------------------- ------------------------
                                                          10/31/00     10/31/99   10/31/00   10/31/99   10/31/00     10/31/99
-----------------------------------------------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
   Net investment income ................................ $ 4,680      $ 5,514    $ 3,055    $ 2,873    $ 3,394      $ 3,378
   Net realized loss on investments
   and futures transactions .............................  (1,859)      (2,752)      (873)    (1,876)    (1,621)      (1,813)
   Change in net unrealized appreciation/
   depreciation of investments and futures
   contracts ............................................   2,362       (4,981)     1,246     (2,179)     1,102       (2,020)
-----------------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets from
     operations .........................................   5,183       (2,219)     3,428     (1,182)     2,875         (455)
-----------------------------------------------------------------------------------------------------------------------------
  Net equalization debits ...............................      --           --         --         --        (73)          --
-----------------------------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS TO SHAREHOLDERS FROM: (Note 1)
   Net investment income ................................  (4,675)      (5,515)    (3,107)    (2,874)    (3,280)      (3,383)
   Net realized gain on investment transactions .........      --           --         --       (714)        --         (933)
-----------------------------------------------------------------------------------------------------------------------------
     Total distributions to shareholders ................  (4,675)      (5,515)    (3,107)    (3,588)    (3,280)      (4,316)
-----------------------------------------------------------------------------------------------------------------------------
  Increase (decrease) in net assets from capital share
  transactions (Note 10) ................................ (28,706)      14,904     (4,060)      (570)   (17,116)       6,743
-----------------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets ............ (28,198)       7,170     (3,739)    (5,340)   (17,594)       1,972
  NET ASSETS:
   Beginning of period ..................................  84,928       77,758     51,862     57,202     62,251       60,279
-----------------------------------------------------------------------------------------------------------------------------
   End of period ........................................ $56,730      $84,928    $48,123    $51,862    $44,657      $62,251
-----------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS For the periods indicated
(Amounts in Thousands)


                                                                                               Short-Term
                                                                                                Bond Fund
                                                                                          ---------------------
                                                                                             Year       Year
                                                                                             Ended      Ended
                                                                                           10/31/00   10/31/99
                                                                                          ---------- ----------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income ................................................................. $ 2,918    $ 2,521
   Net realized gain (loss) on investments, futures and foreign exchange transactions ....    (573)      (684)
   Change in net unrealized appreciation/depreciation of investments and foreign exchange
   transactions ..........................................................................     297       (352)
-------------------------------------------------------------------------------------------------------------
     Increase in net assets from operations ..............................................   2,642      1,485
-------------------------------------------------------------------------------------------------------------
  Net equalization credits ...............................................................      40          8
-------------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS TO SHAREHOLDERS FROM: (Note 1)
   Net investment income .................................................................  (2,924)    (2,538)
   Tax return of capital .................................................................      --         --
-------------------------------------------------------------------------------------------------------------
     Total distributions to shareholders .................................................  (2,924)    (2,538)
-------------------------------------------------------------------------------------------------------------
  Increase in net assets from capital share transactions (Note 10) .......................      48      3,012
-------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets .............................................    (194)     1,967
  NET ASSETS:
   Beginning of period ...................................................................  52,946     50,979
-------------------------------------------------------------------------------------------------------------
   End of period ......................................................................... $52,752    $52,946
-------------------------------------------------------------------------------------------------------------
                                                                                                Strategic
                                                                                               Income Fund
                                                                                          ---------------------
                                                                                             Year     11/30/98*
                                                                                             Ended     Through
                                                                                           10/31/00   10/31/99
                                                                                          ---------- ----------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income ................................................................. $ 1,882     $   512
   Net realized gain (loss) on investments, futures and foreign exchange transactions ....      58        (108)
   Change in net unrealized appreciation/depreciation of investments and foreign exchange
   transactions ..........................................................................  (1,494)       (137)
--------------------------------------------------------------------------------------------------------------
     Increase in net assets from operations ..............................................     446         267
--------------------------------------------------------------------------------------------------------------
  Net equalization credits ...............................................................      23          77
--------------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS TO SHAREHOLDERS FROM: (Note 1)
   Net investment income .................................................................  (2,002)       (587)
   Tax return of capital .................................................................     (25)         --
--------------------------------------------------------------------------------------------------------------
     Total distributions to shareholders .................................................  (2,027)       (587)
--------------------------------------------------------------------------------------------------------------
  Increase in net assets from capital share transactions (Note 10) .......................   4,313      24,993
--------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets .............................................   2,755      24,750
  NET ASSETS:
   Beginning of period ...................................................................  24,750          --
--------------------------------------------------------------------------------------------------------------
   End of period ......................................................................... $27,505     $24,750

* Commencement of operations.


                       See notes to financial statements.

--------------------------------------------------------------------------------
CHASE VISTA FUNDS NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Mutual Fund Group (the "Trust") was organized on May 11, 1987 as a Massachusetts Business Trust, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. U.S. Treasury Income Fund ("USTI"), U.S. Government Securities Fund ("USGS"), Bond Fund ("BF"), Short-Term Bond Fund ("STBF") and Strategic Income Fund ("SIF"), collectively, the "Funds", are separate portfolios of the Trust.

The Funds offer various classes of shares as follows:

  Fund    Classes Offered
  USTI    Class A, Class B
  USGS    Class A, Institutional
  BF      Class A, Class B, Institutional
  STBF    Class A, Class M, Institutional
  SIF     Class A, Class B, Class C, Class M, Institutional

Class A and Class M shares generally provide for a front-end sales charge while Class B and C shares provide for a contingent deferred sales charge. No sales charges are assessed with respect to the Institutional Class ("Class I"). All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution fees and each class has exclusive voting rights with respect to its distribution plan.

The following is a summary of significant accounting policies followed by the
Funds:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   A. Valuation of investments -- Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

   B. Repurchase agreements -- It is the Fund's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

   C. Futures contracts -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

   The Funds invest in exchange-traded interest rate futures and options for hedging purposes, to either modify the duration of the portfolio, modify the yield curve exposure of the portfolio, or in anticipation of buying or selling a specific security.

   Use of short futures contracts subject the Funds to unlimited risk of loss. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the nominal value of the futures contracts.

   The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

   As of October 31, 2000, the Funds had outstanding futures contracts as listed on the Funds' Portfolio of Investments.

   D. Written options -- When a Fund writes an option on a futures contract, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written option and the change is recorded in a corresponding unrealized gain or loss account. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the fund realizes a gain or loss contingent on whether the cost of the closing transaction exceeds the premium received when the option was written.

   The Funds write options on securities futures. These options are settled for cash and subject the Funds to market risk in excess of the amount that are reflected in the Statement of Assets and Liabilities. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying premium at the inception of the contract.

   As of October 31, 2000, there were no outstanding written options.

   E. Forward foreign currency exchange contracts -- SIF may enter into forward foreign currency contracts (obligations to purchase or sell foreign currency in the future on a date and price fixed at the time the contracts are entered into) to hedge the Fund against fluctuations in the value of its assets or liabilities due to change in the value of foreign currencies. Each day the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market". When the forward contract is closed, or the delivery of the currency is made or taken, SIF records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transaction and the Fund's basis in the contract. SIF is subject to off-balance sheet risk to the extent of the value of the contracts for purchases of foreign currency and in an unlimited amount for sales of foreign currency.

   At October 31, 2000, SIF had outstanding forward foreign currency contracts as detailed in Note 5.

   F. Security transactions and investment income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued adjusted for amortization of premiums, except USTI, and accretion of discounts.

   Purchases of To Be Announced (TBA) or other delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund segregates assets with a current value at least equal to the amount of its TBA purchase commitments.

   G. Foreign Currency Translation -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the official exchange rates, or at the mean of the current bid and asked prices, of such currencies against the U.S. dollar as quoted by a major bank, on the following basis.

      1. Market value of investment securities and other assets and liabilities: at the closing rate of exchange at the balance sheet date.

      2. Purchases and sales of investment securities, income and expenses: at the rates of exchange prevailing on the respective dates of such transactions.

   Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the periods, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held during the year. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term debt securities sold during the year. Accordingly, such realized foreign currency gains (losses) are included in the reported net realized gains (losses) on security transactions.

   Reported realized foreign exchange gains or losses arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies which are held at period end.

   H. Expenses -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trust are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

   I. Federal income taxes -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income, and net realized gain on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

   J. Equalization -- In 1999, BF, STBF and SIF adopted the accounting practice known as equalization by which a portion of the proceeds from sales and costs of redemptions of Trust shares of beneficial interest equivalent, on a per-share basis, to the amount of undistributed net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of Trust shares.

   K. Distributions to shareholders -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition --"temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

   The following amounts were reclassified within the capital accounts (in thousands):

                                 Accumulated         Accumulated
                               undistributed/        net realized
                   Paid-in   (overdistributed)       gain (loss)
                   capital  net investment income   on investments
   USTI .........    $ --          $  3                 $ (3)
   USGS .........     (26)           53                  (27)
   BF ...........     (73)           90                  (17)
   STBF .........      41           (37)                  (4)
   SIF ..........     (81)           68                   13

   The reclassifications for USTI relate primarily to the character for tax purposes of paydowns. The reclassifications for USGS relate primarily to the character for tax purposes of paydowns and current year distributions. The reclassifications for BF and STBF relate primarily to the character for tax purposes of equalization and paydowns. The reclassifications for

   SIF relate primarily to the character for tax purposes of foreign currency losses, equalization, paydowns and current year distributions.

   Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

   L. Dollar rolls -- The Funds (with the exception of USTI) may enter into dollar rolls in which the Funds sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Funds forgo principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and a fee earned for entering into the roll transaction. The fee is amortized into income over the duration of the roll transaction.

2. Fees and Other Transactions with Affiliates

   A. Investment advisory fee -- Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank ("Chase" or the "Adviser") acts as the Investment Adviser to the Funds. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As Investment Adviser, Chase supervises the investments of the Funds and for such services is paid a fee. The fee is computed daily and paid monthly at an annual rate equal to 0.30%, 0.30%, 0.30%, 0.25% and 0.50% of the average daily net assets for USTI, USGS, BF, STBF and SIF, respectively. The Adviser voluntarily waived fees as outlined in Note 2.E. below.

   Chase Fleming Asset Management (USA) Inc. ("CFAM (USA)"), a registered investment adviser, is the sole sub-investment adviser to each Fund, except SIF, pursuant to a Sub-Investment Advisory Agreement between CFAM (USA) and Chase. CFAM (USA), formerly Chase Asset Management Inc., is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.15% for USTI, USGS and BF, and 0.10% for STBF of average daily net assets.

   CFAM (USA) and State Street Research & Management Company (SSR) are the two sub-advisers to the Strategic Income Fund. SSR is a wholly-owned subsidiary of the Metropolitan Life Insurance Company. CFAM (USA) makes the day-to-day investment decisions for the Strategic Income Fund except that SSR makes the day-to-day investment decisions for the portion of the Strategic Income Fund that is allocated to lower-rated high yield securities of U.S. issuers. For their services, CFAM (USA) and SSR are entitled to receive fees, payable by Chase from its advisory fee at an annual rate equal to 0.25% and 0.35%, respectively, of the average daily net assets managed by each sub-adviser.

   B. Shareholder servicing fees -- The Trust has adopted an Administrative Services Plan which, among other things, provides that the Trust on behalf of the Funds may obtain the services of one or more Shareholder Servicing Agents. For its services, the Shareholder Servicing Agent will receive a fee. Except for SIF Class M Shares, the fee is computed daily and paid monthly at an annual rate equal to 0.25% of the average daily net assets of the Funds. For SIF Class M Shares, the fee is computed daily and paid monthly at an annual rate equal to 0.30% of the average daily net assets.

   Since inception of the Funds, Chase, and certain affiliates have been the only Shareholder Servicing Agents of the Funds. The Shareholder Servicing Agents have voluntarily waived fees as outlined in Note 2.E. below.

   C. Distribution and sub-administration fees -- Pursuant to a Distribution and Sub-Administration Agreement, Vista Fund Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of The BISYS Group, Inc. ("BISYS"), is the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee of 0.05% of the average daily net assets of each Fund.

   The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A, B, C and M of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Class A Distribution Plans provide that each Fund shall pay distributions fees, including payments to the Distributor, at annual rates not to exceed 0.25% of the average daily net assets of the Class A Shares of each Fund for distribution services. The Class B and Class C Distribution Plans provide that each Fund shall pay distribution fees, including payments to the Distributor, at an annual rate not to exceed 0.75% of the average annual net assets of the Class B and Class C Shares for distribution services. The Class M Distribution Plans provide that STBF and SIF shall pay distribution fees, including payments to the Distributor, at an annual rate not to exceed 0.35% and 0.50%, respectively, of the average annual net assets of the Class M shares for distribution services.

   The Distributor voluntarily waived fees as outlined in Note 2.E below.

   D. Administration fee -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trust. For these services and facilities, the Administrator receives from each Fund a fee computed at the annual rate equal to 0.10% of the respective Fund's average daily net assets. The Administrator voluntarily waived fees as outlined in Note 2.E. below.

   E. Waivers of fees -- For the year ended October 31, 2000 the Funds' vendors voluntarily waived fees for each of the Funds as follows (in thousands):

    Fee                               USTI    USGS     BF     STBF    SIF
    Investment Advisory ............  $112    $145   $163     $125   $125
    Administration .................    --      73     54       75     37
    Shareholder Servicing ..........    84      26     72       86     29
    Distribution ...................   149       6     31        7     25
                                      ----    ----   ----     ----   ----
    Total ..........................  $345    $250   $320     $293   $216
                                      ====    ====   ====     ====   ====

   F. Other -- Certain officers of the Trust are officers of Vista Fund Distributors, Inc. or of its parent corporation, BISYS.

   Chase provides portfolio accounting and custody services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees. Custodian fees are subject to reduction by credits earned by each Fund, based on cash balances held by Chase as custodian. Such earnings credits are presented separately in the Statement of Operations. The Funds could have invested the cash balances utilized in connection with the earnings credit arrangements in income producing assets if they had not entered into such arrangements.

   The Distributor voluntarily reimbursed expenses of the Funds in the amounts shown on the Statement of Operations.

3. Investment Transactions

For the year ended October 31, 2000, purchases and sales of investments (excluding short-term investments) were as follows (in thousands):

                                 USTI      USGS      BF         STBF       SIF
   Purchases (excluding
    U.S. Government) .........  $    --   $    --   $38,915    $35,980    $30,203
   Sales (excluding
    U.S. Government) .........       --        --    44,765     16,859     19,665
   Purchases of
    U.S. Government ..........   21,243    38,581    52,514     26,861      7,993
   Sales of
    U.S. Government ..........   36,554    42,476    61,544     41,910      4,757

4. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at October 31, 2000 are as follows (in thousands):

                                          USTI       USGS        BF        STBF        SIF
   Aggregate cost ...................   $69,991    $45,730    $46,309    $54,036     $28,828
                                        -------    -------    -------    -------     -------
   Gross unrealized
   appreciation .....................   $   472    $   968    $   683    $   215     $   196
   Gross unrealized
   depreciation .....................    (1,965)      (123)      (608)      (155)     (1,835)
                                        -------    -------    -------    -------     -------
   Net unrealized
   appreciation (depreciation).......   $(1,493)   $   845    $    75    $    60     $(1,639)
                                        =======    =======    =======    =======     =======

At October 31, 2000, the following Funds have capital loss carryovers which will be available to offset capital gains. To the extent that any net capital loss carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.


                                      Expiration
  Fund                Amount           Date
-------------------   ----------      ----------
  USTI ............   $3,186,376      10/31/2003
                       3,028,212      10/31/2007
                       1,783,950      10/31/2008
                      ----------
                       7,998,538

  USGS ............    1,990,505      10/31/2007
                         900,201      10/31/2008
                      ----------
                       2,890,706

  BF ..............    1,525,140      10/31/2007
                       2,027,784      10/31/2008
                      ----------
                       3,552,924

  STBF ............       99,816      10/31/2002
                         710,915      10/31/2001
                           1,467      10/31/2003
                         650,992      10/31/2007
                         614,752      10/31/2008
                      ----------
                       2,077,942


During the year ended October 31, 2000, SIF utilized capital loss carryforwards of $79,490.

5. Open Forward Foreign Currency Contracts

SIF was party to the following open forward foreign currency contracts at October 31, 2000:


   Contract                 Contract                            Unrealized
    Amount                   Amount               Settlement      Loss
  Purchased      Currency     Sold     Currency      Date          USD
--------------------------------------------------------------------------
Unrealized Loss
----------------
249                 EUR        225        USD      02/21/01         $(13)
                                                                    ====

EUR - European Currency Unit
USD - United States Dollar

6. Options

The following is a summary of written option activity for the year ended October 31, 2000 by USTI (in thousands, except contract amounts):

    Covered Call Options                             Contracts   Premiums
--------------------------------------------------------------------------------
    Balance at beginning of period ................     --        $ --
    Options written ...............................     45           6
    Options closed ................................    (45)         (6)
    Options expired ...............................     --          --
    Options exercised .............................     --          --
                                                       ---        -----
    Options outstanding at end of period ..........     --        $ --
                                                       ===        =====

7. Retirement Plan

The Funds have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the year ended October 31, 2000, included in Trustees Fees in the Statement of Operations, and accrued pension liability included in other accrued liabilities in the Statement of Assets and Liabilities, were as follows (in thousands):

                              Accrued
                   Pension    Pension
                   Expenses   Liability
--------------------------------------
   USTI..........    $  1        $ 9
   USGS..........       1          6
   BF ...........       1          4
   STBF..........       1          5
   SIF ..........      --          1

8. Bank Borrowings

The Funds may borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Fund's total assets must be repaid before the Fund may make additional investments. The Funds have entered into an agreement, enabling them to participate with other Chase Vista Funds in an unsecured line of credit with a syndicate of banks, which permits borrowings up to $350 million, collectively. Interest is charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also pay a commitment fee of 0.10% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the Funds. The commitment fee is included in Other expenses on the Statement of Operations. Borrowings are payable on demand.

The Funds had no borrowings outstanding at October 31, 2000, nor at anytime during the year then ended.

9. Subsequent Events

On September 13, 2000, The Chase Manhattan Corporation and J.P. Morgan & Co. Incorporated announced that they have entered into an agreement and plan of merger. The transaction is expected to close in December 2000 and is subject to approval by shareholders of both companies.

On October 25, 2000, the Board of Trustees of Mutual Fund Group approved a Plan of Reorganization (the "Reorganization Plan") between the Funds listed below. Under the Reorganization Plan, the acquired fund would transfer all of its assets and liabilities to the acquiring fund in a tax-free reorganization. In exchange, shareholders of the acquired fund would receive shares of the acquiring fund with a value equal to their respective holdings in the acquired fund. The costs and expenses associated with the Reorganization will be borne by the Advisor and not by the Funds (or by the shareholders of either fund). The Reorganization can be consummated only if, among other things, it is approved by the vote of a majority (as defined by the 1940 Act) of outstanding voting securities of the Funds. A Special Meeting of Shareholders ("Meeting") of the acquired Funds will be held on January 26, 2001 to vote on the Reorganization Plan. If the Reorganization Plan is approved at the Meeting, the Reorganization is expected to become effective on or about February 16, 2001.

   Acquiring Fund                 Acquired Fund
--------------------------------------------------------------------------------
   USTI                           USGS
   USTI                           Chase U.S. Government Securities Fund
   Chase Vista Select Bond Fund   BF
   STBF                           Chase Short-Intermediate Term U.S. Government
                                   Securities Fund
   STBF                           Chase Vista Select Short-Term Bond Fund

10. Capital Share Transactions

Capital share transactions were as follows for the periods presented (amounts in thousands):

U.S. TREASURY INCOME FUND

-----------------------------------------------------------------------------------------------------
                                                    Class A                              Class B
-----------------------------------------------------------------------------------------------------
                                                                 Year Ended October 31, 2000
                                                     Amount        Shares        Amount        Shares
-----------------------------------------------------------------------------------------------------
Shares sold                                         $  25,235         2,345      $  3,446         325
Shares issued in reinvestment of distributions          2,756           260           535          51
Shares redeemed                                       (55,647)       (5,218)       (5,031)       (452)
-----------------------------------------------------------------------------------------------------
Net decrease in Fund shares outstanding             $ (27,656)       (2,613)     $ (1,050)        (76)
=====================================================================================================
                                                                 Year Ended October 31, 1999
-----------------------------------------------------------------------------------------------------
Shares sold                                         $  57,807         5,213      $  9,821         879
Shares issued in reinvestment of distributions          3,974           361           710          64
Shares redeemed                                       (49,804)       (4,533)       (7,604)       (691)
-----------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding             $  11,977         1,041      $  2,927         252
=====================================================================================================
U.S. GOVERNMENT SECURITIES FUND
-----------------------------------------------------------------------------------------------------
                                                   Class A                                Class I
                                                                  Year Ended October 31, 2000
                                                    Amount        Shares         Amount        Shares
-----------------------------------------------------------------------------------------------------
Shares sold                                         $  7,463         776        $   8,560         897
Shares issued in reinvestment of distributions           145          15            1,469         153
Shares redeemed                                       (7,668)       (799)         (14,029)     (1,462)
-----------------------------------------------------------------------------------------------------
Net decrease in Fund shares outstanding             $    (60)         (8)       $  (4,000)       (412)
=====================================================================================================
                                                                  Year Ended October 31, 1999
-----------------------------------------------------------------------------------------------------
Shares sold                                         $  2,243         217        $   7,776         770
Shares issued in reinvestment of distributions           207          20               59           6
Shares redeemed                                       (2,940)       (290)          (7,915)       (801)
-----------------------------------------------------------------------------------------------------
Net decrease in Fund shares outstanding             $   (490)        (53)       $     (80)        (25)
=====================================================================================================

BOND FUND
-------------------------------------------------------------------------------------------------------------------------
                                                            Class A                Class B                Class I
-------------------------------------------------------------------------------------------------------------------------
                                                                           Year Ended October 31, 2000
                                                       Amount      Shares      Amount      Shares    Amount      Shares
-------------------------------------------------------------------------------------------------------------------------
Shares sold                                            $  8,271         821    $  1,134      113     $  2,133         213
Shares issued in reinvestment of distributions              919          92         156       15        1,006         101
Shares redeemed                                         (15,816)     (1,572)     (1,835)    (182)     (13,084)     (1,307)
-------------------------------------------------------------------------------------------------------------------------
Net decrease in Fund shares outstanding                $ (6,626)       (659)   $   (545)     (54)    $ (9,945)       (993)
=========================================================================================================================
                                                                           Year Ended October 31, 1999
-------------------------------------------------------------------------------------------------------------------------
Shares sold                                            $ 12,962       1,220    $  2,853      270      $ 9,383         900
Shares issued in reinvestment of distributions            1,147         109         248       23        1,341         128
Shares redeemed                                          (9,843)       (946)     (3,258)    (310)      (8,090)       (778)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding     $  4,266         383    $   (157)     (17)     $ 2,634         250
=========================================================================================================================

SHORT-TERM BOND FUND
-------------------------------------------------------------------------------------------------------------------------
                                                            Class A               Class M              Class I
-------------------------------------------------------------------------------------------------------------------------
                                                                          Year Ended October 30, 2000
                                                       Amount      Shares      Amount     Shares    Amount      Shares
-------------------------------------------------------------------------------------------------------------------------
Shares sold                                           $  29,307       2,974    $ 10,476   1,062    $   7,722         782
Shares issued in reinvestment of distributions              699          71          13       1        1,119         113
Shares redeemed                                         (33,074)     (3,356)     (1,075)   (109)     (15,139)     (1,532)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding    $  (3,068)       (311)   $  9,414     954    $  (6,298)       (637)
=========================================================================================================================
                                                                          Year Ended October 31, 1999*
-------------------------------------------------------------------------------------------------------------------------
Shares sold                                           $  40,270       4,014    $  3,171     319    $   9,765         971
Shares issued in reinvestment of distributions              620          62           3      --        1,033         103
Shares redeemed                                         (37,881)     (3,779)       (122)    (12)     (13,847)     (1,379)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding    $   3,009         297    $  3,052     307    $  (3,049)       (305)
=========================================================================================================================

* For Class M shares, from commencement of offering on July 1, 1999.

STRATEGIC INCOME FUND

-------------------------------------------------------------------------------------------------------------------------
                                                           Class A              Class B              Class C
-------------------------------------------------------------------------------------------------------------------------
                                                                        Year Ended October 31, 2000*
                                                      Amount      Shares   Amount      Shares   Amount      Shares
------------------------------------------------------------------------------------------------------------------------
Shares sold                                           $  2,137      220    $  4,011      424    $  1,541       152
Shares issued in reinvestment of distributions             110       12         214       23         110        12
Shares redeemed                                         (3,029)    (312)     (1,675)    (181)     (2,632)     (266)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding    $   (782)     (80)   $  2,550      266    $   (981)     (102)
=========================================================================================================================
                                                                       Year Ended October 31, 1999**
-------------------------------------------------------------------------------------------------------------------------
Shares sold                                           $  3,198      327    $  5,484      563    $  3,569       364
Shares issued in reinvestment of distributions             103       11         104       10          78         8
Shares redeemed                                           (112)     (12)       (188)     (19)        (90)       (9)
-------------------------------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding               $  3,189      326    $  5,400      554    $  3,557       363
=========================================================================================================================

-------------------------------------------------------------------------------------------------------------------------
                                                            Class I                 Class M
-------------------------------------------------------------------------------------------------------------------------
                                                                  Year Ended October 31, 2000*
                                                        Amount        Shares     Amount       Shares
------------------------------------------------------------------------------------------------------------------------
Shares sold                                             $     --         --      $ 6,704          712
Shares issued in reinvestment of distributions                --         --            4           --+
Shares redeemed                                           (1,037)      (108)       2,145          226
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding      $ (1,037)      (108)     $ 4,563          486
=========================================================================================================================
                                                                  Year Ended October 31, 1999**
-------------------------------------------------------------------------------------------------------------------------
Shares sold                                             $  1,000        100      $11,772        1,229
Shares issued in reinvestment of distributions                75          8           --           --
Shares redeemed                                               --         --           --           --
-------------------------------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                 $  1,075        108      $11,772        1,229
=========================================================================================================================

 * All outstanding Class I shares were redeemed effective November 5, 1999. The Fund continues to offer Class I shares for sale.

** For Class A, B, C and I shares, from commencement of operations on November
   30, 1998. For Class M shares, from commencement of offering on October 28, 1999.

+ Amount rounds to less than one thousand.

-------------------------------------------------------------------------------
CHASE VISTA FUNDS FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                    U.S. Treasury Income Fund (2)
                                                  ------------------------------------------------------------
                                                                             Class A
                                                  ------------------------------------------------------------
                                                                           Year Ended
                                                  ------------------------------------------------------------
                                                   10/31/00    10/31/99     10/31/98     10/31/97     10/31/96
                                                  ----------   --------     --------     --------     --------
Per share operating performance:

Net asset value, beginning of period ..........   $10.67        $11.66      $11.26       $11.13       $11.40
                                                  -------       ------      -------      -------      -------
 Income from investment operations:

 Net investment income ........................     0.68          0.71        0.75         0.66         0.66
 Net gain or (losses) in securities
 (both realized and unrealized) ...............     0.10         (0.99)       0.40         0.13        (0.27)
                                                  -------       ------      -------      -------      -------
  Total from investment operations ............     0.78         (0.28)       1.15         0.79         0.39
                                                  -------       ------      -------      -------      -------
 Distributions to shareholders from:
 Dividends from net investment income .........     0.68          0.71        0.75         0.66         0.66
 Distributions from capital gains .............       --            --          --           --           --
                                                  -------       ------      -------      -------      -------
  Total dividends and distributions ...........     0.68          0.71        0.75         0.66         0.66
                                                  -------       ------      -------      -------      -------
Net asset value, end of period ................   $10.77        $10.67      $11.66       $11.26       $11.13
                                                  =======       ======      =======      =======      =======
Total return (1)                                    7.63%        (2.41%)     10.59%        7.35%        3.56%
Ratios/supplemental data:
 Net assets, end of period (in millions) ......   $   41       $   69      $    63      $    85      $   111
Ratios to average net assets:
 Expenses .....................................     0.75%        0.75%        0.79%        0.90%        0.90%
 Net investment income ........................     6.45%        6.40%        6.53%        5.97%        5.89%
 Expenses without waivers, reimbursements
 and earnings credits .........................     1.30%        1.32%        1.30%        1.21%        1.29%
 Net investment income without waivers,
 reimbursements and earnings credits ..........     5.90%        5.83%        6.02%        5.66%        5.50%
Portfolio turnover rate .......................       29%          59%          75%         179%         103%

(1) Total return figures do not include the effect of any front-end or deferred sales load.

(2) Formerly known as the Vista U.S. Government Income Fund.

                       See notes to financial statements.

                                                                         U.S. Treasury Income Fund (2)
                                                  ---------------------------------------------------------------------------
                                                                                    Class B
                                                  ---------------------------------------------------------------------------
                                                                                  Year Ended
                                                  ---------------------------------------------------------------------------
                                                    10/31/00       10/31/99       10/31/98       10/31/97       10/31/96
                                                  ----------       --------       --------       --------       --------
Per share operating performance:
Net asset value, beginning of period ..........    $10.67           $11.66         $11.25          $11.11       $11.37
                                                  --------          ------         -------         -------      -------
 Income from investment operations:
 Net investment income ........................      0.59             0.61           0.65            0.58         0.57
 Net gain or (losses) in securities
 (both realized and unrealized) ...............      0.08            (0.99)          0.41            0.13        (0.26)
                                                  --------          ------         -------         -------      -------
  Total from investment operations ............      0.67            (0.38)          1.06            0.71         0.31
                                                  --------          ------         -------         -------      -------
 Distributions to shareholders from:
 Dividends from net investment income .........      0.59             0.61           0.65            0.57         0.57
 Distributions from capital gains .............        --               --             --              --           --
                                                  --------          ------         -------         -------      -------
  Total dividends and distributions ...........      0.59             0.61           0.65            0.57         0.57
                                                  --------          ------         -------         -------      -------
Net asset value, end of period ................    $10.75           $10.67         $11.66          $11.25       $11.11
                                                  ========          ======         =======         =======      =======
Total return (1)                                     6.49%           (3.27%)         9.68%           6.56%        2.82%
Ratios/supplemental data:
 Net assets, end of period (in millions) ......    $   16           $   16         $   14          $   11       $   11
Ratios to average net assets:
 Expenses .....................................      1.64%            1.64%          1.64%           1.64%        1.64%
 Net investment income ........................      5.56%            5.51%          5.69%           5.24%        5.12%
 Expenses without waivers, reimbursements
 and earnings credits .........................      1.80%            1.82%          1.79%           1.71%        1.79%
 Net investment income without waivers,
 reimbursements and earnings credits ..........      5.40%            5.33%          5.54%           5.17%        4.97%
Portfolio turnover rate .......................        29%              59%            75%            179%         103%

(1) Total return figures do not include the effect of any front-end or deferred sales load.
(2) Formerly known as the Vista U.S. Government Income Fund.

                       See notes to financial statements.

                                                                        U.S. Government Securities Fund
                                                  ------------------------------------------------------------------------
                                                                                    Class A
                                                  ------------------------------------------------------------------------
                                                                         Year Ended                              05/06/96*
                                                  ---------------------------------------------------------      Through
                                                    10/31/00       10/31/99       10/31/98       10/31/97        10/31/96
                                                  ----------       --------       --------       --------        --------
Per share operating performance:
Net asset value, beginning of period ..........    $9.67           $10.51         $10.06          $ 9.90          $9.62
                                                  -------          ------         -------         -------         ------
 Income from investment operations:
 Net investment income ........................     0.59             0.50           0.50            0.58           0.26
 Net gains or losses in securities
 (both realized and unrealized) ...............     0.07            (0.71)          0.45            0.15           0.25
                                                  -------          ------         -------         -------         ------
  Total from investment operations ............     0.66            (0.21)          0.95            0.73           0.51
                                                  -------          ------         -------         -------         ------
 Distributions to shareholders from:
 Dividends from net investment income .........     0.59             0.50           0.50            0.57           0.23
 Distributions from capital gains .............       --             0.13             --              --             --
                                                  -------          ------         -------         -------         ------
  Total dividends and distributions ...........     0.59             0.63           0.50            0.57           0.23
                                                  -------          ------         -------         -------         ------
Net asset value, end of period ................    $9.74           $ 9.67         $10.51          $10.06          $9.90
                                                  =======          ======         =======         =======         ======
Total return (1) ..............................     7.09%           (2.11%)         9.75%           7.61%          5.41%
Ratios/supplemental data:
 Net Assets, end of period (in millions) ......       $2               $3             $3              $2             $3
Ratios to average net assets#:
 Expenses .....................................     0.75%            0.75%          0.80%           1.05%          1.05%
 Net investment income ........................     6.13%            4.91%          4.95%           5.61%          5.30%
 Expenses without waivers, reimbursements
 and earnings credits .........................     2.18%            1.70%          1.70%           1.57%          1.55%
 Net investment income without waivers,
 reimbursements and earnings credits ..........     4.70%            3.96%          4.05%           5.09%          5.00%
Portfolio turnover rate .......................       84%             258%           590%            569%           101%

 *  Commencement of offering class of shares.
 #  Short periods have been annualized.
(1) Total return figures do not include the effect of any front-end or deferred sales load.

                       See notes to financial statements.


                                                                         U.S. Government Securities Fund
                                               -----------------------------------------------------------------------------------
                                                                                     Class I
                                               -----------------------------------------------------------------------------------
                                                                 Year Ended                                              Year
                                               ---------------------------------------------------      12/01/95(1)      Ended
                                                                                                        Through        --------
                                                 10/31/00     10/31/99     10/31/98     10/31/97        10/31/96       11/30/95
                                               ----------     --------     --------     --------       -----------     --------
Per share operating performance:

Net asset value, beginning of period .........  $9.65          $10.49        $10.04         $ 9.89      $ 10.18          $ 9.23
                                               -------         ------        -------        -------     ---------        -------
 Income from investment operations:

 Net investment income .......................   0.61            0.52          0.53           0.59         0.50            0.56
 Net gains or losses in securities
 (both realized and unrealized) ..............   0.07           (0.71)         0.44           0.15        (0.30)           0.95
                                               -------         ------        -------        -------     ---------        -------
  Total from investment operations ...........   0.68           (0.19)         0.97           0.74         0.20            1.51
                                               -------         ------        -------        -------     ---------        -------
 Distributions to shareholders from:
 Dividends from net investment income ........   0.61            0.52          0.52           0.59         0.49            0.56
 Distributions from capital gains ............     --            0.1             --             --           --              --
                                               -------         ------        -------        -------     ---------        -------
  Total dividends and distributions ..........   0.61            0.65          0.52           0.59         0.49            0.56
                                               -------         ------        -------        -------     ---------        -------
Net asset value, end of period ...............  $9.72          $ 9.65        $10.49         $10.04      $  9.89          $10.18
                                               =======         ======        =======        =======     =========        =======
Total return .................................   7.30%          (1.93%)        9.94%          7.78%        2.09%          16.82%
Ratios/supplemental data:
 Net Assets, end of period (in millions) .....    $46             $49           $53            $53          $68             $83
Ratios to average net assets#:
 Expenses ....................................   0.55%           0.55%         0.60%          0.85%        0.85%           0.85%
 Net investment income .......................   6.33%           5.15%         5.17%          5.78%        5.55%           5.78%
 Expenses without waivers, reimbursements
 and earnings credits ........................   1.05%           1.00%         0.85%          0.91%        1.04%           1.11%
 Net investment income without waivers,
 reimbursements and earnings credits .........   5.83%           4.70%         4.92%          5.72%        5.36%           5.52%
Portfolio turnover rate ......................     84%            258%          590%           569%         101%            220%

 # Short periods have been annualized.

(1) In 1996, the Fund changed its fiscal year end from November 30, to October
    31.

                       See notes to financial statements.

                                                                                      Bond Fund
                                                     -------------------------------------------------------------------------
                                                                                       Class A
                                                     -------------------------------------------------------------------------
                                                                            Year Ended
                                                     ---------------------------------------------------------      05/06/96*
                                                                                                                    Through
                                                       10/31/00       10/31/99       10/31/98       10/31/97        10/31/96
                                                     ----------       --------       --------       --------        --------
Per share operating performance:

Net asset value, beginning of period .............    $10.18          $10.96          $10.82         $10.71         $10.39
                                                     --------         ------          -------        -------        -------
 Income from investment operations:

 Net investment income ...........................      0.62            0.55            0.59           0.63           0.29
 Net gains or losses in securities
 (both realized and unrealized) ..................     (0.06)          (0.62)           0.27           0.33           0.31
                                                     --------         ------          -------        -------        -------
  Total from investment operations ...............      0.56           (0.07)           0.86           0.96           0.60
                                                     --------         ------          -------        -------        -------
 Distributions to shareholders from:
 Dividends from net investment income ............      0.62            0.55            0.58           0.64           0.28
 Distributions from capital gains ................        --            0.16            0.14           0.21             --
                                                     --------         ------          -------        -------        -------
  Total dividends and distributions ..............      0.62            0.71            0.72           0.85           0.28
                                                     --------         ------          -------        -------        -------
Net asset value, end of period ...................    $10.12          $10.18          $10.96         $10.82         $10.71
                                                     ========         ======          =======        =======        =======
Total return (1) .................................      5.73%          (0.66%)          8.22%          9.45%          5.95%
Ratios/supplemental data:
 Net assets, end of period (in millions) .........       $28             $35             $33            $26             $1
Ratios to average net assets#:
 Expenses ........................................      0.75%           0.75%           0.77%          0.92%          0.90%
 Net investment income ...........................      6.25%           5.25%           5.44%          6.11%          5.75%
 Expenses without waivers, reimbursements and
 earnings credits ................................      1.48%           1.42%           1.52%          1.61%          2.39%
 Net investment income waivers, reimbursements
 and earnings credits ............................      5.52%           4.58%           4.69%          5.42%          4.26%
Portfolio turnover rate ..........................       175%            283%            329%           823%           122%

 *  Commencement of offering class of shares.
 #  Short periods have been annualized.
(1) Total return figures do not include the effect of any front-end or deferred sales load.


                       See notes to financial statements.

                                                                                      Bond Fund
                                                     -------------------------------------------------------------------------
                                                                                       Class B
                                                     -------------------------------------------------------------------------
                                                                            Year Ended
                                                     ---------------------------------------------------------      05/06/96*
                                                                                                                    Through
                                                       10/31/00       10/31/99       10/31/98       10/31/97        10/31/96
                                                     ----------       --------       --------       --------        --------
Per share operating performance:

Net asset value, beginning of period .............    $10.21        $11.00         $10.87          $10.76          $10.39
                                                     --------       ------         -------         -------         -------
 Income from investment operations:

 Net investment income ...........................      0.55          0.48           0.50            0.58            0.23
 Net gains or losses in securities
 (both realized and unrealized) ..................     (0.05)        (0.63)          0.27            0.32            0.37
                                                     --------       ------         -------         -------         -------
  Total from investment operations ...............      0.50         (0.15)          0.77            0.90            0.60
                                                     --------       ------         -------         -------         -------
 Distributions to shareholders from:
 Dividends from net investment income ............      0.55          0.48           0.50            0.58            0.23
 Distributions from capital gains ................        --          0.16           0.14            0.21              --
                                                     --------       ------         -------         -------         -------
  Total dividends and distributions ..............      0.55          0.64           0.64            0.79            0.23
                                                     --------       ------         -------         -------         -------
Net asset value, end of period ...................    $10.16        $10.21         $11.00          $10.87          $10.76
                                                     ========       ======         =======         =======         =======
Total return (1) .................................      5.04%        (1.46%)         7.33%           8.32%           6.12%
Ratios/supplemental data:
 Net assets, end of period (in millions) .........        $4            $4             $4              $1              $1
Ratios to average net assets#:
 Expenses ........................................      1.50%         1.50%          1.55%           1.64%           1.65%
 Net investment income ...........................      5.50%         4.50%          4.63%           5.26%           4.97%
 Expenses without waivers, reimbursements and
 earnings credits ................................      1.98%         1.92%          2.00%           2.07%           2.93%
 Net investment income waivers, reimbursements
 and earnings credits ............................      5.02%         4.08%          4.18%           4.83%           3.69%
Portfolio turnover rate ..........................       175%          283%           329%            823%            122%

 *  Commencement of offering class of shares.
 #  Short periods have been annualized.
(1) Total return figures do not include the effect of any front-end or deferred sales load.

                       See notes to financial statements.


                                                                                      Bond Fund
                                                     ---------------------------------------------------------------------------
                                                                                       Class I
                                                     ---------------------------------------------------------------------------
                                                                                     Year Ended
                                                     ---------------------------------------------------------------------------
                                                       10/31/00       10/31/99       10/31/98       10/31/97       10/31/96
                                                     ----------       --------       --------       --------       --------
Per share operating performance:
Net asset value, beginning of period .............    $10.16        $10.94         $10.82          $10.71          $10.91
                                                     --------       ------         -------         -------         -------
 Income from investment operations:

 Net investment income ...........................      0.64          0.58           0.62            0.68            0.67
 Net gains or losses in securities
 (both realized and unrealized) ..................     (0.05)        (0.62)          0.26            0.32           (0.15)
                                                     --------       ------         -------         -------         -------
   Total from investment operations ..............      0.59         (0.04)          0.88            1.00            0.52
                                                     --------       ------         -------         -------         -------
 Less distributions:
 Dividends from net investment income ............      0.64          0.58           0.62            0.68            0.66
 Distributions from capital gains ................        --          0.16           0.14            0.21            0.06
                                                     --------       ------         -------         -------         -------
   Total dividends and distributions .............      0.64          0.74           0.76            0.89            0.72
                                                     --------       ------         -------         -------         -------
Net asset value, end of period ...................    $10.11        $10.16         $10.94          $10.82          $10.71
                                                     ========       ======         =======         =======         =======
Total return .....................................      6.07%        (0.42%)         8.42%           9.93%           4.90%
Ratios/supplemental data:
 Net assets, end of period (in millions) .........       $13           $23            $21             $18             $18
Ratios to average net assets:
 Expenses ........................................      0.53%         0.50%          0.50%           0.50%           0.36%
 Net investment income ...........................      6.46%         5.50%          5.72%           6.42%           6.23%
 Expenses without waivers, reimbursements
  and earnings credits .................. .........     1.14%         1.14%          1.20%           1.17%           0.87%
 Net investment income without waivers,
 reimbursements and earnings credits .............      5.85%         4.86%          5.02%           5.75%           5.72%
Portfolio turnover rate ..........................       175%          283%           329%            823%            122%

                       See notes to financial statements.


                                                        Short-Term Bond Fund
                                               ---------------------------------------
                                                            Class A
                                               --------------------------------------
                                                            Year Ended
                                               --------------------------------------
                                                  10/31/00     10/31/99     10/31/98
                                               -----------     --------     --------
Per share operating performance:
Net asset value, beginning of period .........  $9.94         $10.14        $10.10
                                               -------        -------       -------
 Income from investment operations:
 Net investment income .......................   0.56           0.46          0.53
 Net gains or losses in securities
 (both realized and unrealized) ..............  (0.05)         (0.20)         0.02
                                               -------        -------       -------
  Total from investment operations ...........   0.51           0.26          0.55
                                               -------        -------       -------
 Less distributions:
 Dividends from net investment income ........   0.56           0.46          0.51
 Distributions from capital gains ............     --             --            --
                                               -------        -------       -------
  Total dividends and distributions ..........   0.56           0.46          0.51
                                               -------        -------       -------
Net asset value, end of period ...............  $9.89         $ 9.94        $10.14
                                               =======        =======       =======
Total return (1) .............................   5.27%          2.64%         5.58%
Ratios/supplemental data:
 Net assets, end of period (in millions) .....  $  19         $   22        $   19
Ratios to average net assets#:
 Expenses ....................................   0.75%          0.75%         0.76%
 Net investment income .......................   5.68%          4.58%         5.28%
 Expenses without waivers, reimbursements
 and earnings credits ........................   1.37%          1.37%         1.44%
 Net investment income without waivers,
 reimbursements and earnings credits .........   5.06%          3.96%         4.60%
Portfolio turnover rate ......................    139%           302%          439%

                                                               Short-Term Bond Fund
                                                 --------------------------------------------------
                                                         Class A                   Class M
                                                 --------------------------------------------------
                                                 Year Ended     05/06/96*      Year        07/01/99*
                                                  --------       Through      Ended        Through
                                                  10/31/97      10/31/96     10/31/00      10/31/99
                                                  --------     ---------  -----------     ---------
Per share operating performance:
Net asset value, beginning of period .........    $10.10        $10.03        $9.94        $ 9.98
                                                  -------       -------      -------       -------
 Income from investment operations:
 Net investment income .......................      0.58          0.26         0.54          0.16
 Net gains or losses in securities
 (both realized and unrealized) ..............        --          0.07        (0.05)        (0.04)
                                                  -------       -------      -------       -------
  Total from investment operations ...........      0.58          0.33         0.49          0.12
                                                  -------       -------      -------       -------
 Less distributions:
 Dividends from net investment income ........      0.58          0.26         0.54          0.16
 Distributions from capital gains ............        --            --           --            --
                                                  -------       -------      -------       -------
  Total dividends and distributions ..........      0.58          0.26         0.54          0.16
                                                  -------       -------      -------       -------
Net asset value, end of period ...............    $10.10        $10.10        $9.89        $ 9.94
                                                  =======       =======      =======       =======
Total return (1) .............................      5.91%         3.41%        5.04%         1.26%
Ratios/supplemental data:
 Net assets, end of period (in millions) .....       $10           $10          $13            $3
Ratios to average net assets#:
 Expenses ....................................      0.75%         0.75%        0.99%         0.97%
 Net investment income .......................      5.76%         5.28%        5.51%         4.72%
 Expenses without waivers, reimbursements
 and earnings credits ........................      1.31%         1.45%        1.73%         1.41%
 Net investment income without waivers,
 reimbursements and earnings credits .........      5.20%         4.58%        4.77%         4.28%
Portfolio turnover rate ......................       471%          158%         139%          302%

  * Commencement of offering class of shares.
  # Short periods have been annualized.
(1) Total return figures do not include the effect of any front-end or deferred sales load.

                       See notes to financial statements.

                                                                                Short-Term Bond Fund
                                                     -----------------------------------------------------------------------
                                                                                       Class I
                                                     -----------------------------------------------------------------------
                                                                                     Year Ended
                                                     -----------------------------------------------------------------------
                                                       10/31/00       10/31/99       10/31/98        10/31/97       10/31/96
                                                     ----------       --------       --------        --------       --------
Per share operating performance:
Net asset value, beginning of period .............       $ 9.95       $10.15          $10.11          $10.12       $10.08
                                                        --------      -------         -------         -------      -------
 Income from investment operations:
 Net investment income ...........................         0.59         0.49            0.57            0.62         0.56
 Net gains or losses in securities
 (both realized and unrealized) ..................        (0.05)       (0.20)           0.02           (0.01)        0.04
                                                        --------      -------         -------         -------      -------
  Total from investment operations ...............         0.54         0.29            0.59            0.61         0.60
                                                        --------      -------         -------         -------      -------
 Less distributions:
 Dividends from net investment income ............         0.59         0.49            0.55            0.62         0.56
 Distributions from capital gains ................           --           --              --              --           --
                                                        --------      -------         -------         -------      -------
  Total dividends and distributions ..............         0.59         0.49            0.55            0.62         0.56
                                                        --------      -------         -------         -------      -------
Net asset value, end of period ...................       $ 9.90       $ 9.95          $10.15          $10.11       $10.12
                                                        ========      =======         =======         =======      =======
Total return .....................................         5.56%        2.97%           6.03%           6.23%        6.10%
Ratios/supplemental data:
 Net assets, end of period (in millions) .........          $21          $28             $31             $38          $43
Ratios to average net assets:
 Expenses ........................................         0.45%        0.42%           0.42%           0.42%        0.35%
 Net investment income ...........................         5.99%        4.89%           5.68%           6.08%        5.59%
 Expenses without waivers, reimbursements
 and earnings credits ............................         1.02%        1.02%           1.04%           0.93%        0.89%
 Net investment income without waivers,
 reimbursements and earnings credits .............         5.42%        4.29%           5.06%           5.57%        5.05%
Portfolio turnover rate ..........................          139%         302%            439%            471%         158%

                       See notes to financial statements.

                                                                            Strategic Income Fund
                                               ---------------------------------------------------------------------------------
                                                        Class A                    Class B                   Class C
                                               -------------------------- -------------------------- ---------------------------
                                                   Year       11/30/98*       Year       11/30/98*       Year       11/30/98*
                                                  Ended        Through       Ended         Through      Ended         Through
                                                 10/31/00      10/31/99     10/31/00      10/31/99     10/31/00      10/31/99
                                               ----------      --------   ----------      --------   ----------      --------
Per share operating performance:
Net asset value, beginning of period .........    $9.59         $10.00        $ 9.59       $ 10.00       $ 9.59       $10.00
                                                 -------        -------      --------      --------     --------      -------
 Income from investment operations:
 Net investment income .......................     0.78           0.72          0.74          0.71         0.74         0.71
 Net gains or losses in securities
 (both realized and unrealized) ..............    (0.53)         (0.41)        (0.53)        (0.41)       (0.53)       (0.41)
                                                 -------        -------      --------      --------     --------      -------
  Total from investment operations ...........     0.25           0.31          0.21          0.30         0.21         0.30
                                                 -------        -------      --------      --------     --------      -------
 Distributions to shareholders from:
 Dividends from net investment income ........     0.78           0.72          0.74          0.71         0.74         0.71
 Distributions from capital gains ............       --             --            --            --           --           --
 Tax return of capital .......................     0.01             --          0.01            --         0.01           --
                                                 -------        -------      --------      --------     --------      -------
  Total dividends and distributions ..........     0.79           0.72          0.75          0.71         0.75         0.71
                                                 -------        -------      --------      --------     --------      -------
Net asset value, end of period ...............    $9.05         $ 9.59        $ 9.05       $  9.59       $ 9.05       $ 9.59
                                                 =======        =======      ========      ========     ========      =======
Total return (1) .............................     2.59%          3.23%         2.17%         3.13%        2.15%        3.12%
 Net assets, end of period (in millions) .....       $2             $3            $8            $5           $2           $4
Ratios to average net assets#:
 Expenses ....................................     1.11%          0.15%         1.53%         0.17%        1.49%        0.17%
 Net investment income .......................     7.84%          8.38%         7.42%         8.40%        7.46%        8.40%
 Expenses without waivers, reimbursements
 and earnings credits ........................     2.43%          3.59%         3.06%         3.98%        2.89%        3.98%
 Net investment income without waivers,
 reimbursements and earnings credits .........     6.52%          4.94%         5.89%         4.59%        6.06%        4.59%
Portfolio turnover rate ......................      113%           136%          113%          136%         113%         136%

  * Commencement of operations.
  # Short periods have been annualized.
(1) Total return figures do not include the effect of any front-end or deferred sales load.

                       See notes to financial statements.

                                                                                                Strategic Income Fund
                                                                                  --------------------------------------------------
                                                                                           Class M                  Class I
                                                                                  -------------------------  -----------------------
                                                                                      Year       10/28/99**   11/01/99     11/30/98*
                                                                                     Ended        Through      Through      Through
                                                                                    10/31/00     10/31/99     11/05/99-    10/31/99
                                                                                  -----------   -----------  ----------   ----------
Per share operating performance:
Net asset value, beginning of period ............................................    $ 9.59       $ 9.64        $9.59       $10.00
                                                                                     -------      -------      -------      -------
 Income from investment operations:
 Net investment income ..........................................................      0.75         0.07         0.01         0.72
 Net gains or losses in securities (both realized and unrealized) ...............     (0.55)       (0.05)        0.04        (0.41)
                                                                                     -------      -------      -------      -------
  Total from investment operations ..............................................      0.20         0.02         0.05         0.31
                                                                                     -------      -------      -------      -------
 Distributions to shareholders from:
 Dividends from net investment income ...........................................      0.75         0.07           --         0.72
 Distributions from capital gains ...............................................        --           --           --           --
 Tax return of capital ..........................................................      0.01           --           --           --
                                                                                     -------      -------      -------      -------
  Total dividends and distributions .............................................      0.76         0.07           --         0.72
                                                                                     -------      -------      -------      -------
Net asset value, end of period ..................................................    $ 9.03       $ 9.59        $9.64       $ 9.59
                                                                                     =======      =======      =======      =======
Total return (1) ................................................................      2.10%        0.16%        0.52%        3.29%
 Net assets, end of period (in millions) ........................................    $   16          $12          $--           $1
Ratios to average net assets#:
 Expenses .......................................................................      1.43%        0.17%        0.40%        0.24%
 Net investment income ..........................................................      7.52%        4.56%        4.77%        8.07%
 Expenses without waivers, reimbursements and earnings credits ..................      2.54%        3.73%        1.54%        3.87%
 Net investment income without waivers, reimbursements and earnings credits .....      6.41%        1.00%        3.63%        4.44%
Portfolio turnover rate .........................................................       113%         136%         113%         136%

  * Commencement of operations.
 ** Commencement of offering of class of shares.
  # Short periods have been annualized.
  - All outstanding shares were redeemed effective November 5, 1999. The Fund continues to offer Class I shares for sale.
(1) Total return figures do not include the effect of any front-end or deferred sales load.

                       See notes to financial statements.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees and Shareholders of
Mutual Fund Group

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Chase Vista U.S. Treasury Income Fund, Chase Vista U.S. Government Securities Fund, Chase Vista Bond Fund, Chase Vista Short-Term Bond Fund and Chase Vista Strategic Income Fund (separate portfolios of Mutual Fund Group, hereafter referred to as the "Trust") at October 31, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended (for the year ended October 31, 2000 and for the period November 30, 1998 through October 31, 1999 for Chase Vista Strategic Income
Fund) and the financial highlights for each of the periods presented (for each of the four years in the period ended October 31, 2000 and for the period December 1, 1995 through October 31, 1996 for Chase Vista U.S. Government Securities Fund), in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of Chase Vista U.S. Government Securities Fund for the year ended November 30, 1995 were audited by other independent accountants whose report dated January 19, 1996 expressed an unqualified opinion on those financial statements.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
December 11, 2000

--------------------------------------------------------------------------------
TAX LETTER (UNAUDITED)
--------------------------------------------------------------------------------

Chase Vista U.S. Treasury Income Fund (USTI)
Chase Vista U.S. Government Securities Fund (USGS)
Chase Vista Bond Fund (BF)
Chase Vista Short-Term Bond Fund (STBF)
Chase Vista Strategic Income Fund (SIF)
--------------------------------------------------------------------------------
Certain tax information for the Chase Vista Mutual Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended October 31, 2000. The information and distributions reported in this letter may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2000. The information necessary to complete your income tax returns for the calendar year ending December 31, 2000 will be received under separate cover.

FOR THE FISCAL YEAR ENDED OCTOBER 31, 2000:

The following represents the source and percentage of income earned from government obligations, and the per share long-term capital gains distributed, by the Funds:

                                           Federal           Federal
                                          Home Loan          National          Long-Term
                                           Mortgage          Mortgage        Capital Gains
                     U.S. Treasury        Corporation       Association       Distribution
Chase Vista Fund       Obligations        Obligations       Obligations        Per Share
------------------------------------------------------------------------------------------
USTI                     77.75%              21.45%                --             $  --
USGS                     33.07%              46.15%             16.26%               --
BF                       20.50%              34.43%              0.60%               --
STBF                     10.37%               1.08%                --                --
SIF                       8.96%               0.76%              7.52%               --

CHASE VISTA FIXED INCOME FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

INVESTMENT ADVISER,                         This report is submitted for the general
ADMINISTRATOR,                              information of the shareholders of the
SHAREHOLDER AND FUND SERVICING              funds. It is not authorized for
AGENT AND CUSTODIAN                         distribution to prospective investors
The Chase Manhattan Bank                    in the funds unless preceded or
                                            accompanied by a prospectus.
DISTRIBUTOR
Vista Fund Distributors, Inc.               To obtain a prospectus for any of the
                                            Chase Vista Select Funds, call 1-800-348-4782.
TRANSFER AGENT                              The prospectus contains more complete
DST Systems, Inc.                           information, including charges and
                                            expenses. Please read it carefully before
LEGAL COUNSEL                               you invest or send money.
Simpson Thacher & Bartlett

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP

Chase Vista Funds are distributed by
Vista Fund Distributors, Inc., which is
unaffiliated with The Chase Manhattan
Bank. Chase and its respective affiliates receive compensation from Chase Vista
Funds for providing investment advisory
and other services.


(C) The Chase Manhattan Corporation, 2000. All Rights Reserved.    December 2000


[Chase Logo]

CHASE VISTA FUNDS [SM]

[End Chase Logo]